UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, Florida 33331

(Address of principal executive offices)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-3573

Date of fiscal year end: May 31, 2019

Date of reporting period: August 31, 2018

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 75.36%
FGLMC Multifamily - 0.25%
Pool KF36, 2.42%, (VAR LIBOR USD 1 Month+0.340%), 08/25/2024	$4,980,524	$4,983,618

FGLMC Single Family - 9.31%
Pool Q16506, 3.00%, 02/01/2043	45,344	44,084
Pool Q40627, 3.00%, 05/01/2046	4,568,139	4,427,949
Pool Q41877, 3.00%, 07/01/2046	3,948,982	3,827,724
Pool Q43158, 3.00%, 09/01/2046	1,851,468	1,794,619
Pool Q44344, 3.00%, 11/01/2046	590,508	572,284
Pool Q44395, 3.00%, 11/01/2046	2,264,114	2,194,240
Pool Q45623, 3.00%, 01/01/2047	4,924,426	4,772,377
Pool Q07121, 3.50%, 04/01/2042	98,808	98,330
Pool Q07398, 3.50%, 04/01/2042	123,209	123,366
Pool Q37430, 3.50%, 11/01/2045	1,111,722	1,108,745
Pool Q38376, 3.50%, 01/01/2046	2,167,842	2,161,482
Pool Q39359, 3.50%, 03/01/2046	3,696,602	3,685,279
Pool Q40641, 3.50%, 05/01/2046	2,255,161	2,247,683
Pool Q45628, 3.50%, 01/01/2047	4,662,043	4,639,501
Pool Q47221, 3.50%, 03/01/2047	1,087,290	1,082,210
Pool Q48279, 3.50%, 05/01/2047	1,513,917	1,507,891
Pool Q49035, 3.50%, 06/01/2047	2,196,751	2,186,445
Pool Q49605, 3.50%, 07/01/2047	1,122,202	1,117,735
Pool Q50393, 3.50%, 09/01/2047	3,116,014	3,101,053
Pool Q50943, 3.50%, 09/01/2047	2,238,925	2,229,103
Pool Q51685, 3.50%, 10/01/2047	3,421,425	3,404,977
Pool V83539, 3.50%, 10/01/2047	2,839,227	2,827,332
Pool Q52610, 3.50%, 11/01/2047	3,145,382	3,131,583
Pool V83815, 3.50%, 12/01/2047	1,480,727	1,473,750
Pool Q53325, 3.50%, 01/01/2048	2,394,192	2,384,662
Pool Q54012, 3.50%, 01/01/2048	2,800,824	2,789,675
Pool Q54511, 3.50%, 02/01/2048	2,951,529	2,937,295
Pool Q54585, 3.50%, 02/01/2048	5,226,381	5,201,177
Pool Q54876, 3.50%, 03/01/2048	1,993,841	1,984,237
Pool Q55002, 3.50%, 03/01/2048	3,105,774	3,090,806
Pool A95574, 4.00%, 12/01/2040	176,695	181,321
Pool A97097, 4.00%, 02/01/2041	69,527	70,860
Pool A97712, 4.00%, 03/01/2041	438,454	449,944
Pool Q03658, 4.00%, 10/01/2041	468,327	479,036
Pool Q04226, 4.00%, 10/01/2041	303,434	309,253
Pool Q39374, 4.00%, 03/01/2046	84,388	86,179
Pool Q47223, 4.00%, 03/01/2047	2,118,741	2,161,878
Pool Q47775, 4.00%, 04/01/2047	1,593,543	1,626,780
Pool Q48287, 4.00%, 05/01/2047	3,735,188	3,811,403
Pool Q48819, 4.00%, 06/01/2047	3,330,204	3,399,916
Pool Q49040, 4.00%, 06/01/2047	6,266,412	6,394,275
Pool Q49606, 4.00%, 07/01/2047	4,953,502	5,054,578
Pool Q49898, 4.00%, 08/01/2047	2,010,391	2,050,733
Pool Q50396, 4.00%, 08/01/2047	166,760	169,962
Pool Q50397, 4.00%, 08/01/2047	4,406,780	4,496,699
Pool Q50951, 4.00%, 09/01/2047	3,881,683	3,960,889
Pool Q51686, 4.00%, 10/01/2047	2,790,502	2,846,570
Pool V83540, 4.00%, 10/01/2047	2,356,653	2,402,297
Pool Q01597, 4.00%, 01/01/2048	1,693,245	1,727,273
Pool Q53883, 4.00%, 01/01/2048	1,159,048	1,184,329
Pool Q54586, 4.00%, 02/01/2048	6,171,035	6,297,247
Pool Q54877, 4.00%, 02/01/2048	1,400,401	1,429,043
Pool Q55004, 4.00%, 03/01/2048	3,165,110	3,229,845
Pool Q55631, 4.00%, 03/01/2048	4,587,996	4,675,981
Pool Q56253, 4.00%, 05/01/2048	5,374,988	5,478,065
Pool 57029, 4.00%, 06/01/2048	3,805,272	3,878,246
Pool 57388, 4.00%, 06/01/2048	3,196,590	3,257,891
Pool Q56469, 4.00%, 06/01/2048	2,954,637	3,014,014
Pool Q56900, 4.00%, 06/01/2048	3,924,507	3,999,767
Pool 58271, 4.00%, 07/01/2048	2,399,550	2,448,631
Pool Q57694, 4.00%, 08/01/2048	2,970,489	3,027,455
Pool A91363, 4.50%, 03/01/2040	300,291	313,504
Pool A91756, 4.50%, 03/01/2040	312,465	326,040
Pool A92905, 4.50%, 06/01/2040	134,354	139,648
Pool A93467, 4.50%, 08/01/2040	290,575	303,373
Pool Q01597, 4.50%, 05/01/2041	299,741	311,553
Pool Q02377, 4.50%, 07/01/2041	167,078	173,662

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool Q47624, 4.50%, 04/01/2047	$1,259,170	$1,313,124
Pool Q48294, 4.50%, 05/01/2047	1,339,956	1,397,373
Pool Q49044, 4.50%, 07/01/2047	2,685,867	2,797,835
Pool Q49608, 4.50%, 07/01/2047	1,023,162	1,066,784
Pool Q49902, 4.50%, 08/01/2047	384,855	401,345
Pool Q55774, 4.50%, 04/01/2048	2,247,780	2,345,079
Pool 56906, 4.50%, 05/01/2048	3,761,360	3,919,217
Pool Q56476, 4.50%, 05/01/2048	3,803,466	3,953,344
Pool 57388, 4.50%, 06/01/2048	3,181,164	3,318,874
Pool Q57906, 4.50%, 08/01/2048	2,889,129	3,014,200
Pool A68734, 5.00%, 07/01/2037	19,601	20,714
Pool A91364, 5.00%, 03/01/2040	414,271	439,979
Pool A92906, 5.00%, 07/01/2040	308,207	326,585
Pool A56707, 5.50%, 01/01/2037	68,270	72,976
Pool A58653, 5.50%, 03/01/2037	82,212	87,880
Pool A68746, 5.50%, 10/01/2037	144,142	154,078
Pool A76192, 5.50%, 04/01/2038	295,820	316,212
Pool A76444, 5.50%, 04/01/2038	112,810	120,586
Pool A78742, 5.50%, 06/01/2038	968,147	1,043,035
Pool G06072, 6.00%, 06/01/2038	522,382	576,692
Pool G06073, 6.50%, 10/01/2037	811,417	926,118
		184,927,764

FHA Project Loans - 0.49%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,927,022	2,978,005
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,592,816	5,813,201
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	596,705	618,338
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	229,567	228,527
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	54,416	54,205
		9,692,276

FNMA Multifamily - 10.97%
Pool AM6550, 1.21%, 01/01/2019	46,698	46,498
Pool AM2208, 1.81%, 01/01/2020	668,776	658,537
Pool AN2159, 2.06%, 12/01/2022	1,453,048	1,433,301
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,191,015
Pool 471510, 2.29%, 06/01/2019	221,248	220,132
Pool AN1684, 2.30%, 06/01/2023	2,705,791	2,618,493
Pool AM8728, 2.30%,(VAR ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,800,080	2,782,082
Pool AM2274, 2.31%, 01/01/2023	224,259	218,014
Pool AM1114, 2.34%, 11/01/2022	1,110,596	1,081,968
Pool AM4701, 2.40%,(VAR LIBOR USD 1 Month+0.490%), 11/01/2023	3,692,900	3,677,524
Pool AM1718, 2.46%, 02/01/2023	901,156	879,957
Pool AM2198, 2.48%, 01/01/2023	100,191	98,031
Pool AN3584, 2.53%, 11/01/2028	1,000,000	926,771
Pool AN1381, 2.56%, 08/01/2026	934,080	895,868
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,132,464
Pool AM8148, 2.68%, 03/01/2027	992,973	951,978
Pool AN1428, 2.69%, 04/01/2026	599,230	580,822
Pool AN0668, 2.75%, 10/01/2021	5,023,383	4,969,723
Pool AN0761, 2.75%, 10/01/2021	2,783,397	2,753,911
Pool AN0777, 2.75%, 11/01/2021	5,668,602	5,607,446
Pool AM9007, 2.78%, 05/01/2025	494,843	483,743
Pool AN0454, 2.80%, 02/01/2026	1,170,349	1,142,796
Pool AM8561, 2.82%, 04/01/2025	4,230,079	4,145,965
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,377,851
Pool AN0876, 2.85%, 02/01/2026	1,434,453	1,405,488
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,153,372
Pool 471460, 2.88%, 06/01/2022	891,052	885,517
Pool AN0350, 2.88%, 12/01/2025	406,192	398,061
Pool AM7627, 2.95%, 01/01/2025	2,959,210	2,919,375
Pool AN6823, 2.95%, 09/01/2029	6,964,000	6,633,542
Pool 471372, 2.96%, 05/01/2022	354,675	353,446
Pool AN5781, 2.96%, 06/01/2029	392,320	377,678
Pool AM9592, 2.97%, 01/01/2023	1,757,879	1,746,467
Pool AN8458, 2.97%, 02/01/2025	5,000,000	4,941,123
Pool AN5536, 2.97%, 05/01/2027	3,358,862	3,287,124
Pool AN6926, 3.00%, 11/01/2032	1,036,640	983,916
Pool AN0915, 3.01%, 02/01/2026	479,536	473,683
Pool AN7354, 3.03%, 11/01/2027	2,742,659	2,686,881
Pool AN3838, 3.05%, 01/01/2022	489,078	488,579
Pool AN5273, 3.06%, 05/01/2027	413,426	407,073

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool AN6579, 3.06%, 09/01/2027	$1,501,985	$1,467,065
Pool AN5758, 3.09%, 06/01/2027	1,549,893	1,523,370
Pool AN4301, 3.15%, 01/01/2027	500,000	494,576
Pool AN8567, 3.15%, 03/01/2028	11,028,768	10,850,559
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,127,221
Pool AN8521, 3.19%, 03/01/2028	3,000,000	2,955,793
Pool AN9141, 3.20%, 05/01/2025	5,810,000	5,807,064
Pool AN6262, 3.20%, 08/01/2027	526,680	520,418
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,372,473
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,234,737
Pool AN4133, 3.21%, 01/01/2033	243,206	234,327
Pool AM8227, 3.21%, 03/01/2033	94,437	90,660
Pool AM9393, 3.23%, 07/01/2025	951,178	959,994
Pool AN5792, 3.30%, 04/01/2034	941,896	898,881
Pool AM9780, 3.31%, 03/01/2031	1,451,093	1,414,498
Pool AN8863, 3.33%, 03/01/2028	2,981,610	2,972,561
Pool AM6620, 3.34%, 08/01/2024	561,054	563,322
Pool AN4425, 3.34%, 01/01/2032	3,000,000	2,908,431
Pool AN8814, 3.36%, 04/01/2028	995,044	994,238
Pool AN4505, 3.36%, 02/01/2032	994,365	973,657
Pool 470414, 3.37%, 01/01/2022	223,487	222,997
Pool AM3973, 3.37%, 07/01/2023	3,353,013	3,378,399
Pool AN4770, 3.38%, 03/01/2027	4,308,893	4,331,665
Pool AN4978, 3.39%, 03/01/2033	13,250,000	12,781,618
Pool AN5418, 3.40%, 05/01/2033	750,000	719,725
Pool AM5883, 3.41%, 05/01/2024	1,304,361	1,314,222
Pool AM5986, 3.44%, 06/01/2026	600,000	604,371
Pool 9534, 3.45%, 06/01/2025	2,493,753	2,532,989
Pool AN4404, 3.45%, 01/01/2027	703,262	707,077
Pool 469683, 3.54%, 11/01/2021	1,551,598	1,573,248
Pool AN9020, 3.57%, 04/01/2030	6,715,000	6,768,199
Pool AM4667, 3.69%, 11/01/2023	1,122,185	1,145,844
Pool AN4782, 3.69%, 02/01/2037	1,663,547	1,617,094
Pool AN1108, 3.76%, 03/01/2046	288,226	283,280
Pool AN0582, 3.78%, 01/01/2031	408,881	418,711
Pool AN4171, 3.79%, 01/01/2035	830,430	847,187
Pool AN9844, 3.80%, 07/01/2030	1,648,263	1,694,966
Pool 469075, 3.82%, 09/01/2021	670,661	684,830
Pool AM9376, 3.83%, 07/01/2045	477,494	476,259
Pool 466973, 3.85%, 01/01/2021	2,045,591	2,084,439
Pool 469094, 3.90%, 09/01/2026	158,831	161,251
Pool 468980, 3.95%, 09/01/2021	712,032	728,439
Pool AN0360, 3.95%, 12/01/2045	100,000	99,741
Pool 468263, 3.98%, 06/01/2021	3,553,265	3,631,707
Pool AN4676, 4.10%, 03/01/2047	1,321,688	1,352,054
Pool AM5197, 4.20%, 01/01/2030	395,369	412,023
Pool 465435, 4.22%, 07/01/2020	419,084	428,114
Pool 467899, 4.23%, 04/01/2021	420,518	431,870
Pool 467460, 4.33%, 04/01/2021	709,418	730,267
Pool 463873, 4.38%, 11/01/2019	376,966	383,108
Pool 467315, 4.46%, 02/01/2021	361,272	370,898
Pool 467732, 4.57%, 04/01/2021	266,657	266,194
Pool 468251, 4.76%, 06/01/2026	571,181	606,826
Pool 464133, 4.85%, 01/01/2025	1,940,149	2,039,725
Pool 387517, 5.02%, 08/01/2020	572,534	586,516
Pool 466907, 5.13%, 03/01/2026	378,815	407,165
Pool 387215, 5.19%, 01/01/2023	410,343	426,141
Pool 465394, 5.20%, 03/01/2026	509,793	541,629
Pool 463895, 5.25%, 10/01/2025	351,920	393,220
Pool 464523, 5.51%, 07/01/2024	1,007,923	1,101,189
Pool 874487, 5.52%, 05/01/2025	470,058	513,352
Pool 873550, 5.55%, 04/01/2024	214,885	229,966
Pool 463000, 5.58%, 08/01/2021	1,200,011	1,259,207
Pool 467505, 5.66%, 03/01/2023	786,864	852,357
Pool 874481, 5.75%, 04/01/2022	3,287,383	3,435,914
Pool 387005, 5.95%, 06/01/2022	325,068	330,668
Pool 873949, 5.95%, 09/01/2024	1,185,348	1,249,496
Pool 463839, 5.96%, 11/01/2027	630,154	690,117
Pool 873679, 6.10%, 06/01/2024	416,048	444,177
Pool 467914, 6.10%, 04/01/2041	503,371	576,002
Pool 463997, 6.12%, 12/01/2027	931,634	1,041,784
Pool 958614, 6.22%, 04/01/2027	347,778	379,761
Pool 464836, 6.23%, 03/01/2028	1,633,409	1,749,559

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool 465260, 6.33%, 06/01/2028	$1,479,864	$1,689,439
Pool 464254, 6.34%, 11/01/2027	2,465,675	2,788,090
Pool 464969, 6.34%, 04/01/2028	2,507,651	2,876,483
Pool 874736, 6.43%, 10/01/2025	423,095	463,600
Pool 464632, 6.50%, 02/01/2028	464,321	522,783
Pool 465588, 6.55%, 07/01/2028	563,876	641,741
Pool 466756, 6.59%, 12/01/2028	1,720,136	1,982,863
Pool 464573, 6.72%, 02/01/2040	2,197,528	2,430,895
Pool 466595, 6.78%, 11/01/2025	3,549,785	4,177,191
Pool 469854, 8.26%, 12/01/2026	1,571,958	1,981,975
		217,972,677

FNMA Single Family - 21.27%
Pool AB6333, 3.00%, 09/01/2042	733,685	716,487
Pool AP7482, 3.00%, 09/01/2042	119,888	117,087
Pool AP9712, 3.00%, 09/01/2042	392,542	383,249
Pool AB7486, 3.00%, 12/01/2042	1,152,339	1,124,612
Pool AR5591, 3.00%, 01/01/2043	75,800	73,997
Pool AT1983, 3.00%, 04/01/2043	775,816	757,109
Pool AB9496, 3.00%, 05/01/2043	70,975	68,919
Pool AR6415, 3.00%, 05/01/2043	377,164	368,069
Pool AT0343, 3.00%, 05/01/2043	260,462	254,208
Pool AS7134, 3.00%, 05/01/2046	1,829,797	1,773,946
Pool AS7340, 3.00%, 06/01/2046	5,547,401	5,375,079
Pool BC1141, 3.00%, 06/01/2046	1,289,541	1,249,546
Pool AS7521, 3.00%, 07/01/2046	4,815,583	4,665,481
Pool BD0472, 3.00%, 07/01/2046	1,352,453	1,310,495
Pool AS7816, 3.00%, 08/01/2046	4,853,266	4,701,483
Pool BC2796, 3.00%, 08/01/2046	2,063,057	1,998,537
Pool AS7899, 3.00%, 09/01/2046	2,445,317	2,368,588
Pool BD6343, 3.00%, 09/01/2046	1,058,702	1,025,903
Pool AS8079, 3.00%, 10/01/2046	3,106,469	3,008,837
Pool BC4722, 3.00%, 10/01/2046	734,309	711,268
Pool AS8290, 3.00%, 11/01/2046	3,039,393	2,943,869
Pool AS8463, 3.00%, 12/01/2046	3,610,045	3,497,149
Pool BC9073, 3.00%, 12/01/2046	3,450,379	3,341,939
Pool BD7042, 3.00%, 03/01/2047	1,014,540	982,639
Pool AP2097, 3.50%, 08/01/2042	93,901	93,959
Pool AS0092, 3.50%, 07/01/2043	236,822	237,383
Pool AU1769, 3.50%, 08/01/2043	360,155	361,008
Pool AX3104, 3.50%, 09/01/2044	304,221	303,039
Pool AS3724, 3.50%, 11/01/2044	97,269	97,093
Pool AX4858, 3.50%, 12/01/2044	493,315	491,962
Pool AY1745, 3.50%, 12/01/2044	67,236	66,959
Pool AX7551, 3.50%, 01/01/2045	417,424	416,279
Pool AS4392, 3.50%, 02/01/2045	133,954	133,510
Pool AY4388, 3.50%, 02/01/2045	608,198	607,660
Pool AS4536, 3.50%, 03/01/2045	446,733	445,300
Pool AX9585, 3.50%, 03/01/2045	2,430,467	2,422,671
Pool AY5019, 3.50%, 03/01/2045	230,264	229,226
Pool AS4738, 3.50%, 04/01/2045	1,478,191	1,473,450
Pool AY1387, 3.50%, 04/01/2045	366,040	364,866
Pool AS4913, 3.50%, 05/01/2045	2,187,280	2,180,265
Pool AY3458, 3.50%, 05/01/2045	923,357	920,395
Pool AY8252, 3.50%, 05/01/2045	428,773	427,146
Pool AY8271, 3.50%, 05/01/2045	318,841	317,404
Pool AS5117, 3.50%, 06/01/2045	1,359,926	1,355,564
Pool AZ2274, 3.50%, 06/01/2045	436,299	434,411
Pool AZ2316, 3.50%, 06/01/2045	467,820	465,712
Pool AS5351, 3.50%, 07/01/2045	5,094,818	5,078,477
Pool AZ0805, 3.50%, 07/01/2045	4,196,018	4,182,559
Pool AZ5686, 3.50%, 07/01/2045	636,033	633,165
Pool AS5579, 3.50%, 08/01/2045	577,770	575,917
Pool AZ5696, 3.50%, 08/01/2045	420,160	418,306
Pool AS5767, 3.50%, 09/01/2045	2,162,846	2,155,909
Pool AZ2904, 3.50%, 09/01/2045	1,351,406	1,347,071
Pool AZ9193, 3.50%, 09/01/2045	572,453	569,898
Pool AS5917, 3.50%, 10/01/2045	2,439,344	2,431,520
Pool AZ4755, 3.50%, 10/01/2045	447,824	446,388
Pool AS6127, 3.50%, 11/01/2045	1,384,095	1,379,515
Pool AS6309, 3.50%, 12/01/2045	2,015,363	2,008,899
Pool BC0066, 3.50%, 12/01/2045	1,447,139	1,442,498
Pool AS6467, 3.50%, 01/01/2046	3,612,511	3,600,180
Pool AS6616, 3.50%, 02/01/2046	3,704,000	3,690,589

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool BC0223, 3.50%, 02/01/2046	$6,373,740	$6,351,323
Pool BC0226, 3.50%, 02/01/2046	239,807	239,014
Pool AS6785, 3.50%, 03/01/2046	7,776,436	7,748,300
Pool AS6956, 3.50%, 04/01/2046	3,054,837	3,043,472
Pool BC0801, 3.50%, 04/01/2046	2,598,087	2,588,949
Pool AS7135, 3.50%, 05/01/2046	417,080	415,356
Pool BC6041, 3.50%, 05/01/2046	2,821,845	2,808,602
Pool BD0456, 3.50%, 06/01/2046	872,982	869,266
Pool BC9068, 3.50%, 12/01/2046	995,595	991,171
Pool AS8635, 3.50%, 01/01/2047	5,023,728	5,000,361
Pool AS8808, 3.50%, 02/01/2047	3,220,848	3,206,031
Pool AS8918, 3.50%, 03/01/2047	7,679,029	7,642,526
Pool BD7046, 3.50%, 03/01/2047	6,363,382	6,333,767
Pool BE7198, 3.50%, 03/01/2047	934,144	930,930
Pool AS9380, 3.50%, 04/01/2047	2,998,029	2,984,242
Pool BH1139, 3.50%, 04/01/2047	988,476	983,896
Pool BH1158, 3.50%, 04/01/2047	759,912	756,110
Pool AS9548, 3.50%, 05/01/2047	5,334,780	5,309,420
Pool BD2416, 3.50%, 05/01/2047	2,862,846	2,848,937
Pool AS9814, 3.50%, 06/01/2047	5,518,205	5,493,406
Pool BE3687, 3.50%, 06/01/2047	1,682,975	1,676,532
Pool BH5307, 3.50%, 06/01/2047	909,630	905,573
Pool AS9943, 3.50%, 07/01/2047	6,009,871	5,979,741
Pool BH5329, 3.50%, 07/01/2047	817,392	813,605
Pool BH2607, 3.50%, 08/01/2047	1,472,435	1,465,507
Pool CA0116, 3.50%, 08/01/2047	3,509,255	3,491,474
Pool BH2671, 3.50%, 09/01/2047	2,657,034	2,643,578
Pool BH5391, 3.50%, 09/01/2047	1,018,713	1,013,993
Pool CA0408, 3.50%, 09/01/2047	1,609,497	1,601,346
Pool BH4063, 3.50%, 10/01/2047	2,393,024	2,380,906
Pool BH9370, 3.50%, 10/01/2047	1,977,633	1,968,298
Pool CA0566, 3.50%, 10/01/2047	2,274,233	2,262,714
Pool BH5746, 3.50%, 11/01/2047	3,819,290	3,799,974
Pool CA0744, 3.50%, 11/01/2047	1,366,288	1,359,378
Pool BH7046, 3.50%, 12/01/2047	6,291,006	6,259,189
Pool BJ1663, 3.50%, 12/01/2047	3,102,100	3,086,390
Pool CA0918, 3.50%, 12/01/2047	2,777,900	2,764,685
Pool BH7097, 3.50%, 01/01/2048	4,560,802	4,537,689
Pool BJ4551, 3.50%, 01/01/2048	2,405,502	2,393,322
Pool BJ4562, 3.50%, 01/01/2048	1,231,874	1,226,166
Pool CA1074, 3.50%, 01/01/2048	4,128,388	4,126,694
Pool BH9270, 3.50%, 02/01/2048	4,807,326	4,783,056
Pool BJ4611, 3.50%, 02/01/2048	2,913,697	2,898,947
Pool BJ4612, 3.50%, 02/01/2048	1,588,195	1,580,836
Pool CA1243, 3.50%, 02/01/2048	8,118,863	8,093,952
Pool BJ0616, 3.50%, 03/01/2048	3,234,453	3,218,123
Pool BJ0652, 3.50%, 03/01/2048	3,706,818	3,688,081
Pool BK1959, 3.50%, 03/01/2048	2,297,705	2,286,074
Pool BK1960, 3.50%, 03/01/2048	1,910,869	1,902,844
Pool CA1414, 3.50%, 03/01/2048	5,130,481	5,104,595
Pool AC1837, 4.00%, 08/01/2039	386,278	395,732
Pool AE5434, 4.00%, 10/01/2040	384,270	394,134
Pool AE9905, 4.00%, 10/01/2040	255,297	260,394
Pool AE7705, 4.00%, 11/01/2040	240,759	245,244
Pool AE8205, 4.00%, 11/01/2040	257,523	264,066
Pool AE8779, 4.00%, 12/01/2040	80,148	81,641
Pool AH0540, 4.00%, 12/01/2040	47,095	47,972
Pool AH2979, 4.00%, 01/01/2041	194,531	198,702
Pool AH5643, 4.00%, 01/01/2041	406,734	417,185
Pool AH5670, 4.00%, 02/01/2041	378,087	387,802
Pool AH5671, 4.00%, 02/01/2041	525,580	538,951
Pool AH5672, 4.00%, 02/01/2041	288,938	296,858
Pool AH6770, 4.00%, 03/01/2041	350,654	359,294
Pool AH7282, 4.00%, 03/01/2041	361,423	368,156
Pool AH8877, 4.00%, 04/01/2041	296,236	304,345
Pool AI0124, 4.00%, 04/01/2041	69,890	71,670
Pool AI9871, 4.00%, 09/01/2041	498,524	511,226
Pool AJ3460, 4.00%, 09/01/2041	320,413	327,879
Pool AJ4024, 4.00%, 10/01/2041	392,673	402,772
Pool AU9998, 4.00%, 09/01/2043	359,190	368,425
Pool AS0716, 4.00%, 10/01/2043	1,209,287	1,238,509
Pool AU6721, 4.00%, 10/01/2043	951,240	975,696
Pool AV0191, 4.00%, 10/01/2043	249,503	254,256

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool AV0214, 4.00%, 10/01/2043	$579,673	$591,004
Pool AS0929, 4.00%, 11/01/2043	700,557	715,841
Pool AU6999, 4.00%, 11/01/2043	1,244,736	1,276,733
Pool AU7007, 4.00%, 11/01/2043	583,845	597,051
Pool AS1368, 4.00%, 12/01/2043	534,186	545,361
Pool AV0670, 4.00%, 12/01/2043	777,979	794,374
Pool AS1427, 4.00%, 01/01/2044	770,194	789,031
Pool AV2348, 4.00%, 01/01/2044	756,412	774,686
Pool AV6342, 4.00%, 01/01/2044	526,005	537,100
Pool AW0278, 4.00%, 01/01/2044	603,663	617,557
Pool AS1671, 4.00%, 02/01/2044	257,135	263,518
Pool AV5020, 4.00%, 02/01/2044	860,142	880,257
Pool AS1877, 4.00%, 03/01/2044	528,380	538,857
Pool AV7087, 4.00%, 03/01/2044	876,686	897,528
Pool AV7157, 4.00%, 04/01/2044	717,378	732,437
Pool AW0985, 4.00%, 05/01/2044	893,830	912,593
Pool AW3597, 4.00%, 06/01/2044	845,505	862,968
Pool AW5358, 4.00%, 06/01/2044	764,506	780,502
Pool AW6680, 4.00%, 06/01/2044	433,702	443,150
Pool AS2826, 4.00%, 07/01/2044	645,953	660,061
Pool AW8968, 4.00%, 07/01/2044	458,321	466,983
Pool AS3009, 4.00%, 08/01/2044	874,662	892,616
Pool AW8540, 4.00%, 08/01/2044	662,533	675,962
Pool AW9273, 4.00%, 08/01/2044	605,576	619,504
Pool AS3247, 4.00%, 09/01/2044	289,981	295,844
Pool AS3493, 4.00%, 10/01/2044	634,715	647,744
Pool AX0902, 4.00%, 10/01/2044	509,945	521,672
Pool AX3165, 4.00%, 10/01/2044	472,293	481,091
Pool AS3951, 4.00%, 11/01/2044	335,051	341,293
Pool AX2558, 4.00%, 11/01/2044	586,018	598,411
Pool AX4856, 4.00%, 12/01/2044	544,728	557,030
Pool AX7550, 4.00%, 12/01/2044	433,368	441,441
Pool AY5025, 4.00%, 03/01/2045	1,392,950	1,419,492
Pool TBA, 4.00%, 04/15/2045	1,484,834	1,512,494
Pool AY8277, 4.00%, 05/01/2045	709,084	722,572
Pool AZ5697, 4.00%, 08/01/2045	1,151,411	1,173,307
Pool AZ2921, 4.00%, 09/01/2045	472,468	481,269
Pool AZ9195, 4.00%, 09/01/2045	1,067,849	1,089,290
Pool BE7194, 4.00%, 03/01/2047	3,625,564	3,693,151
Pool BE7216, 4.00%, 04/01/2047	2,159,372	2,202,333
Pool BH1143, 4.00%, 04/01/2047	1,548,120	1,576,970
Pool BD2419, 4.00%, 05/01/2047	2,335,374	2,379,056
Pool BH1167, 4.00%, 05/01/2047	1,840,581	1,877,177
Pool BE3689, 4.00%, 06/01/2047	4,984,308	5,077,408
Pool BH5309, 4.00%, 06/01/2047	3,876,580	3,953,698
Pool 2094, 4.00%, 06/13/2047	6,051,948	6,164,685
Pool BE3762, 4.00%, 07/01/2047	3,422,676	3,486,957
Pool BH5335, 4.00%, 07/01/2047	1,316,775	1,343,681
Pool BH5361, 4.00%, 08/01/2047	1,659,621	1,692,075
Pool BH5395, 4.00%, 09/01/2047	1,989,012	2,029,668
Pool BH4060, 4.00%, 10/01/2047	1,443,667	1,470,560
Pool BH9379, 4.00%, 10/01/2047	904,282	921,375
Pool BH5748, 4.00%, 11/01/2047	1,699,692	1,731,354
Pool BJ4571, 4.00%, 01/01/2048	1,080,527	1,102,650
Pool BK1957, 4.00%, 03/01/2048	1,782,355	1,817,240
Pool BK1968, 4.00%, 03/01/2048	4,985,033	5,077,895
Pool BK1969, 4.00%, 03/01/2048	2,044,097	2,082,175
Pool BK2557, 4.00%, 03/01/2048	2,307,047	2,355,551
Pool BK2008, 4.00%, 04/01/2048	2,100,096	2,139,217
Pool BJ2752, 4.00%, 05/01/2048	4,090,298	4,166,493
Pool BJ9235, 4.00%, 06/01/2048	8,167,045	8,319,183
Pool BK5289, 4.00%, 06/01/2048	3,099,440	3,157,178
Pool CA1934, 4.00%, 06/01/2048	9,335,730	9,509,638
Pool BK0898, 4.00%, 07/01/2048	2,354,263	2,398,119
Pool BK8813, 4.00%, 07/01/2048	2,809,934	2,862,278
Pool BK4747, 4.00%, 08/01/2048	1,572,130	1,601,416
Pool BK8829, 4.00%, 08/01/2048	1,803,101	1,840,069
Pool 4815, 4.00%, 09/01/2048	2,615,221	2,662,932
Pool CA2315, 4.00%, 09/01/2048	5,873,454	5,982,866
Pool AC4095, 4.50%, 09/01/2039	9,514	9,882
Pool AD8493, 4.50%, 08/01/2040	340,328	356,398
Pool AE3014, 4.50%, 09/01/2040	457,243	478,438
Pool AH5666, 4.50%, 01/01/2041	117,393	121,933

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool AH5644, 4.50%, 02/01/2041	$228,618	$238,829
Pool AH6769, 4.50%, 03/01/2041	2,008,456	2,101,007
Pool AH7512, 4.50%, 03/01/2041	511,653	533,845
Pool AH8880, 4.50%, 04/01/2041	484,218	505,848
Pool AI2268, 4.50%, 04/01/2041	797,364	834,249
Pool AI3491, 4.50%, 06/01/2041	256,118	267,530
Pool AI5362, 4.50%, 06/01/2041	1,169,233	1,222,079
Pool AI6148, 4.50%, 07/01/2041	466,525	485,869
Pool AI6155, 4.50%, 07/01/2041	1,708,285	1,787,648
Pool AI8446, 4.50%, 07/01/2041	498,823	519,657
Pool AI8166, 4.50%, 08/01/2041	937,048	980,264
Pool AI8167, 4.50%, 08/01/2041	1,103,969	1,154,204
Pool AI9872, 4.50%, 09/01/2041	871,758	910,208
Pool AJ4025, 4.50%, 10/01/2041	803,362	838,779
Pool AV0226, 4.50%, 10/01/2043	474,085	493,188
Pool AV6346, 4.50%, 01/01/2044	679,837	707,775
Pool BH1145, 4.50%, 04/01/2047	985,871	1,026,577
Pool BK2031, 4.50%, 04/01/2048	1,520,528	1,585,463
Pool BK5278, 4.50%, 05/01/2048	3,378,593	3,509,496
Pool BK5299, 4.50%, 06/01/2048	2,336,263	2,436,039
Pool BK8815, 4.50%, 07/01/2048	3,185,416	3,318,145
Pool BK8869, 4.50%, 09/01/2048	2,380,046	2,484,175
Pool 890230, 5.00%, 07/01/2040	5,890,187	6,310,649
Pool AD8500, 5.00%, 08/01/2040	539,479	575,489
Pool AH6772, 5.00%, 03/01/2041	123,951	131,132
Pool AH8879, 5.00%, 04/01/2041	346,944	367,044
Pool AI3492, 5.00%, 06/01/2041	281,083	297,367
Pool AI6154, 5.00%, 07/01/2041	275,705	291,678
Pool BK5300, 5.00%, 05/01/2048	1,481,621	1,575,603
Pool BK8817, 5.00%, 07/01/2048	1,453,026	1,542,727
Pool BK8870, 5.00%, 09/01/2048	1,231,243	1,309,349
Pool 890246, 5.50%, 11/01/2038	2,014,410	2,181,007
Pool 890247, 6.00%, 09/01/2038	3,098,707	3,417,664
Pool 886136, 6.50%, 07/01/2036	180,565	197,865
Pool 900106, 6.50%, 08/01/2036	63,621	69,716
Pool 900649, 6.50%, 09/01/2036	113,611	124,496
Pool 947771, 6.50%, 09/01/2037	93,771	102,756
		422,419,638

FRESB Multifamily - 0.10%
Pool 2017-SB43, 2.79%,(VAR LIBOR USD 1 Month+2.740%), 10/25/2037	1,299,450	1,283,926
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	716,692	693,559
		1,977,485

GNMA Multifamily - 23.90%
Pool 2013-73 A, 0.98%, 12/16/2035	690,315	669,321
Pool 2013-45 A, 1.45%, 10/16/2040	576,193	562,416
Pool 2013-61 A, 1.45%, 01/16/2043	378,471	362,866
Pool 2013-30 A, 1.50%, 05/16/2042	1,019,463	980,766
Pool 2013-85 A, 1.55%, 09/16/2046	1,553,353	1,434,542
Pool 2013-7 AC, 1.60%, 03/16/2047	1,480,733	1,407,104
Pool 2012-27 A, 1.61%, 07/16/2039	679,857	659,471
Pool 2012-139 AB, 1.67%, 02/16/2053	342,601	312,470
Pool 2013-118 AC, 1.70%, 06/16/2036	1,989,801	1,944,046
Pool 2013-50 AB, 1.73%, 05/16/2045	1,350,153	1,275,599
Pool 2014-103, 1.74%, 06/16/2053	1,313,847	1,297,387
Pool 2012-144 AD, 1.77%, 01/16/2053	518,369	486,143
Pool 2012-99 AE, 1.80%, 02/16/2048	1,266,133	1,173,190
Pool 2013-12 AB, 1.83%, 11/16/2052	230,622	218,612
Pool 2013-72 AC, 1.88%, 05/16/2046	1,935,855	1,782,224
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,571,140	1,429,216
Pool 2014-168 A, 1.90%, 06/16/2041	406,570	398,169
Pool 2012-150 AB, 1.90%, 08/16/2044	173,663	165,860
Pool 2012-120 A, 1.90%, 02/16/2053	1,934,032	1,802,568
Pool 2013-176 AB, 2.00%, 11/16/2038	112,312	109,496
Pool 2013-107 A, 2.00%, 05/16/2040	109,925	106,679
Pool 2013-92 AB, 2.00%, 02/16/2043	944,969	910,339
Pool 2013-143 A, 2.00%, 04/16/2043	111,877	110,027
Pool 2013-128 AB, 2.00%, 10/16/2051	2,502,927	2,333,408
Pool 2011-143, 2.00%, 10/16/2057	4,427,183	4,014,668
Pool 2012-72 AB, 2.03%, 02/16/2046	170,848	165,798
Pool 2012-112 AD, 2.09%, 02/16/2053	228,667	215,372
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	530,791	496,598

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool 2012-2 AB, 2.11%, 03/16/2037	$515,198	$508,420
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	243,186	227,705
Pool AA8478, 2.15%, 05/15/2035	332,312	315,128
Pool AA8479, 2.15%, 11/15/2035	692,142	656,204
Pool 2014-67 A, 2.15%, 05/16/2039	1,081,258	1,064,290
Pool 2012-70 AB, 2.18%, 08/16/2052	455,471	426,891
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	984,813
Pool 2013-94 AB, 2.20%, 03/16/2054	474,773	444,663
Pool 2016-152, 2.20%, 08/15/2058	2,524,875	2,347,423
Pool 2014-75 A, 2.21%, 06/16/2047	783,104	773,876
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	292,234
Pool AC5324, 2.23%, 09/15/2032	2,395,681	2,277,522
Pool 2016-40, 2.25%, 03/16/2050	9,107,971	8,563,360
Pool 2012-111 AB, 2.25%, 09/16/2052	1,835,826	1,801,047
Pool 2016-175, 2.25%, 09/16/2058	4,730,562	4,439,791
Pool 2014-130 CA, 2.30%, 11/16/2042	211,408	205,827
Pool 2017-20, 2.30%, 09/16/2057	2,346,023	2,198,065
Pool 2016-125, 2.30%, 12/16/2057	3,915,281	3,655,760
Pool 2017-003, 2.30%, 09/16/2058	5,059,891	4,726,794
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	453,480
Pool 2015-125 AB, 2.35%, 04/16/2047	9,366,226	8,962,551
Pool 2016-87, 2.35%, 03/16/2058	965,708	905,346
Pool 2016-14 DA, 2.40%, 05/16/2046	5,044,279	4,793,785
Pool 2016-40, 2.40%, 06/16/2049	3,622,338	3,408,811
Pool 2018-16, 2.40%, 03/16/2050	10,998,868	10,568,041
Pool 2017-30, 2.40%, 03/16/2051	4,770,834	4,539,632
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	159,538	153,999
Pool 2017-50, 2.40%, 01/16/2057	5,486,594	5,163,621
Pool 2016-96, 2.40%, 12/16/2057	867,538	810,198
Pool 2017-16, 2.40%, 01/16/2058	2,050,301	1,937,139
Pool 2017-29, 2.40%, 01/16/2058	6,367,350	5,997,702
Pool 2016-113, 2.40%, 02/16/2058	1,788,069	1,669,628
Pool 2018-26, 2.40%, 02/16/2058	10,908,687	10,405,106
Pool 2017-49, 2.40%, 05/16/2058	3,534,107	3,347,353
Pool 2017-41, 2.40%, 07/16/2058	2,548,200	2,416,337
Pool 2017-7, 2.40%, 12/16/2058 (c)	4,196,578	3,790,253
Pool 778465, 2.45%, 09/15/2047	1,644,280	1,589,693
Pool 2017-169, 2.45%, 03/16/2050	5,322,649	5,095,217
Pool AC9553, 2.47%, 02/15/2048	9,025,904	8,618,229
Pool 2014-172, 2.50%, 09/16/2041	1,365,132	1,349,904
Pool 2017-169, 2.50%, 10/01/2047	247,187	232,681
Pool AE4484, 2.50%, 06/15/2048	3,824,903	3,648,881
Pool 2018-47, 2.50%, 01/16/2049	1,190,634	1,145,154
Pool 2017-111, 2.50%, 06/16/2051	393,090	378,065
Pool 2015-114 AD, 2.50%, 11/15/2051	2,852,010	2,756,909
Pool 2017-9, 2.50%, 09/16/2056	2,081,028	1,959,660
Pool 2017-157, 2.50%, 10/16/2056	2,417,468	2,304,644
Pool 2017-28, 2.50%, 02/16/2057	5,377,297	5,035,718
Pool 2016-36 A, 2.50%, 03/16/2057	953,649	893,818
Pool 2017-72, 2.50%, 04/16/2057	1,126,542	1,060,437
Pool 2016-71, 2.50%, 10/16/2057	3,519,611	3,294,681
Pool 2017-46, 2.50%, 11/16/2057	5,105,181	4,824,302
Pool 2017-64, 2.50%, 11/16/2057	1,217,420	1,140,022
Pool 2017-22, 2.50%, 12/16/2057	9,585,705	8,940,194
Pool 2018-30, 2.50%, 02/16/2058	4,454,966	4,301,341
Pool 2017-47, 2.50%, 08/16/2058	2,565,806	2,431,222
Pool 2017-81, 2.50%, 09/16/2058	1,476,922	1,390,561
Pool 2017-97, 2.50%, 09/16/2058	495,811	469,884
Pool 2018-3, 2.50%, 10/16/2058	7,775,613	7,405,029
Pool 2017-154, 2.50%, 12/16/2058	2,970,528	2,819,434
Pool 2017-127, 2.50%, 02/16/2059	1,478,281	1,395,865
Pool 2017-143, 2.50%, 02/16/2059	2,738,285	2,573,074
Pool 2018-75, 2.50%, 04/16/2059	1,995,133	1,894,600
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,520,020	3,316,393
Pool 2018-2, 2.50%, 07/16/2059	1,165,502	1,097,004
Pool 2011-161 B, 2.53%, 07/16/2038	369,645	367,808
Pool 2014-164 AN, 2.54%, 03/16/2055 (c)	2,213,737	2,121,983
Pool 2013-126 A, 2.55%, 10/16/2047 (c)	3,225,226	3,059,572
Pool 2016-64, 2.55%, 12/16/2057	2,365,566	2,231,563
Pool 2017-106, 2.60%, 04/16/2051	851,545	813,142
Pool 2015-101 AE, 2.60%, 03/16/2052	1,601,086	1,525,858
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,719,682	5,455,941
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,633,466	6,305,964

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool 2018-69, 2.60%, 03/16/2056	$4,982,542	$4,802,566
Pool 2018-74 AG, 2.60%, 03/16/2056	3,983,346	3,826,240
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,379,500	1,308,611
Pool 2016-24, 2.60%, 12/16/2056	6,330,752	6,024,653
Pool 2016-41, 2.60%, 06/16/2057	1,840,143	1,740,176
Pool 2017-90, 2.60%, 07/16/2057	910,754	873,640
Pool 2017-62, 2.60%, 11/16/2057	1,464,661	1,413,324
Pool 2017-92, 2.60%, 06/16/2058	3,335,575	3,210,539
Pool 2018-16, 2.60%, 06/16/2058	4,211,285	4,023,216
Pool 2018-85, 2.60%, 06/16/2058	997,582	955,295
Pool 2017-74, 2.60%, 09/16/2058	7,727,703	7,313,512
Pool 2018-28, 2.60%, 09/16/2058	4,967,036	4,741,286
Pool 2017-108, 2.60%, 10/16/2058	1,143,499	1,085,981
Pool 2017-135, 2.60%, 10/16/2058	3,850,067	3,654,472
Pool 2017-70, 2.60%, 10/16/2058	591,084	561,218
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,469,919	2,333,395
Pool 2017-124, 2.60%, 12/16/2058	2,263,422	2,148,387
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,076,904	1,960,507
Pool 2018-9, 2.60%, 12/16/2058	1,984,570	1,883,774
Pool 2017-105, 2.60%, 01/16/2059	989,323	938,399
Pool 2017-143, 2.60%, 01/16/2059	2,122,275	2,013,826
Pool 2017-94, 2.60%, 02/16/2059	614,532	583,922
Pool 2017-169, 2.60%, 04/16/2059 (c)	8,904,743	8,430,326
Pool 2017-185, 2.60%, 04/16/2059 (c)	396,061	374,943
Pool 2017-126, 2.60%, 05/16/2059	223,002	212,017
Pool 2017-152, 2.60%, 05/16/2059	993,079	946,019
Pool 2017-61, 2.60%, 05/16/2059	1,921,829	1,822,884
Pool 20590616, 2.60%, 06/16/2059	2,592,621	2,477,993
Pool 2018-35, 2.60%, 09/16/2059	4,962,356	4,732,387
Pool 2017-190, 2.60%, 03/16/2060	3,187,497	3,008,494
Pool 591746, 2.63%, 06/15/2048	794,805	763,131
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	258,203	250,281
Pool 2015-86 AC, 2.65%, 03/16/2050	3,912,115	3,750,304
Pool 2015-171 EA, 2.65%, 12/16/2052	94,936	90,476
Pool 2016-178, 2.65%, 08/16/2058	11,420,576	10,882,123
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,320,966	1,264,747
Pool 2014-175 AC, 2.70%, 08/16/2055	2,330,679	2,241,724
Pool 2018-25, 2.70%, 02/16/2058	9,934,478	9,517,722
Pool 2018-60, 2.70%, 12/16/2058	2,043,502	1,963,077
Pool 2017-159, 2.70%, 01/16/2059	1,483,034	1,420,066
Pool 2018-43, 2.70%, 10/16/2059	7,466,887	7,098,750
Pool AA1574, 2.73%, 07/15/2032	2,019,100	1,960,718
Pool AC3668, 2.73%, 04/15/2043	6,128,654	5,920,099
Pool 2018-62, 2.75%, 05/16/2051	3,780,310	3,657,515
Pool 2015-108 A, 2.75%, 01/16/2056	651,788	638,973
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,982,503	2,852,845
Pool 2017-54, 2.75%, 09/16/2057	1,207,278	1,152,228
Pool 2010-156 AC, 2.76%, 03/16/2039	3,622	3,618
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,296,477	3,161,651
Pool 2014-89 AB, 2.80%, 05/16/2054	1,137,396	1,123,721
Pool 2014-186 AH, 2.80%, 08/16/2054	4,130,709	3,961,770
Pool 2015-140 AC, 2.80%, 11/16/2056	2,620,776	2,515,097
Pool 2015-150 AE, 2.80%, 01/16/2057	1,092,532	1,031,362
Pool 2018-56, 2.80%, 04/16/2058	5,722,352	5,542,303
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	173,307	167,761
Pool 2014-14 AC, 2.84%, 10/16/2046 (c)	2,406,946	2,326,792
Pool 2018-82, 2.85%, 12/16/2051	2,992,128	2,877,481
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	545,483	528,026
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	2,115,558	2,038,677
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	5,181,024	5,013,342
Pool AV9479, 2.90%, 10/15/2051	8,381,244	8,165,704
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	484,277
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,231,753	2,151,975
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,161,567	1,113,312
Pool 2018-110, 2.90%, 09/16/2059	500,000	479,605
Pool AD6658, 2.97%, 01/15/2036	1,369,120	1,335,743
Pool 2017-40, 2.98%, 05/16/2050 (c)	938,171	878,052
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	1,813,558
Pool 2018-96, 3.00%, 09/16/2049	1,123,303	1,097,320
Pool 2018-62, 3.00%, 05/16/2050	551,757	537,991
Pool 2018-98, 3.00%, 10/16/2050	524,238	511,470
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,240,891
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	374,780

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	$760,000	$708,332
Pool 2018-88, 3.00%, 02/16/2058	2,344,703	2,261,282
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	480,606
Pool AS2544, 3.10%, 04/15/2042	821,682	797,622
Pool AK8205, 3.10%, 09/15/2055	9,379,703	9,110,527
Pool 2018-85, 3.10%, 07/16/2057 (c)	2,470,076	2,407,726
Pool 2018-99, 3.20%, 01/16/2052	549,356	541,033
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	923,194
Pool 2018-114, 3.20%, 08/16/2058	725,000	711,718
Pool AK7840, 3.25%, 03/15/2050	948,418	931,399
Pool AI1113, 3.37%, 01/15/2050	378,252	374,215
Pool AT8470, 3.40%, 10/15/2051	1,871,130	1,849,923
Pool AN9543, 3.45%, 11/15/2050	1,694,393	1,682,859
Pool 2014-155 DC, 3.48%, 06/16/2047 (c)	900,000	879,945
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	3,820,051
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,893,253	2,861,229
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	490,071
Pool AD8950, 3.51%, 09/15/2048	2,102,543	2,098,412
Pool AM0526, 3.51%, 05/15/2050	1,102,057	1,099,145
Pool AH5339, 3.55%, 12/15/2050	1,295,320	1,294,657
Pool AC6851, 3.62%, 08/15/2048	926,757	929,455
Pool AC6853, 3.62%, 08/15/2048	926,757	929,455
Pool 661707, 3.75%, 12/15/2054	873,426	882,800
Pool AG7484, 3.83%, 03/15/2049	468,817	475,277
Pool AO6152, 3.94%, 01/15/2045	1,994,126	2,042,119
Pool AH7386, 4.00%, 11/15/2053	1,928,283	1,981,242
Pool 768250, 4.01%, 08/15/2052	2,422,199	2,471,761
Pool 749575, 4.25%, 11/15/2046	1,939,362	1,981,381
Pool 758139, 4.25%, 02/15/2053	186,405	192,539
Pool AH1338, 4.61%, 06/15/2055	486,071	516,877
Pool 712102, 5.15%, 11/15/2032	439,997	445,864
Pool 734980, 5.25%, 11/15/2051	195,709	202,233
Pool 699710, 5.43%, 07/15/2044	357,949	361,529
Pool 637911, 6.00%, 07/15/2035	356,064	356,340
Pool 636413, 6.25%, 04/15/2036	622,993	623,468
Pool 643896, 6.50%, 06/15/2049	1,263,881	1,275,598
		474,596,541

GNMA Single Family - 2.31%
Pool AD1699, 3.00%, 02/15/2043	549,359	541,486
Pool AV5053, 3.00%, 10/20/2046	781,434	765,030
Pool G2 AX5461, 3.00%, 12/20/2046	1,493,969	1,462,318
Pool G2 AX5544, 3.00%, 01/20/2047	1,203,896	1,178,298
Pool 779354, 3.50%, 06/15/2042	21,677	21,841
Pool G2 AX5545, 3.50%, 01/20/2047	1,888,577	1,896,674
Pool BC5351, 3.50%, 09/20/2047	1,724,275	1,731,326
Pool G2 BD9036, 3.50%, 11/20/2047	4,310,892	4,328,521
Pool 737576, 4.00%, 11/15/2040	51,581	53,095
Pool 737712, 4.00%, 12/15/2040	271,120	279,071
Pool 757173, 4.00%, 12/20/2040	342,041	351,377
Pool 737837, 4.00%, 01/15/2041	635,241	653,861
Pool 759104, 4.00%, 01/15/2041	262,225	268,605
Pool 2759436, 4.00%, 01/20/2041	148,134	152,561
Pool 2759466, 4.00%, 01/20/2041	521,551	534,793
Pool 759191, 4.00%, 02/15/2041	403,519	414,255
Pool 2759301, 4.00%, 02/20/2041	483,123	496,502
Pool 2763042, 4.00%, 04/20/2041	98,635	101,251
Pool 738629, 4.00%, 08/15/2041	570,447	586,808
Pool 738630, 4.00%, 08/15/2041	380,548	391,437
Pool 770515, 4.00%, 08/15/2041	819,211	842,801
Pool 738735, 4.00%, 09/15/2041	275,750	283,661
Pool 738954, 4.00%, 11/15/2041	300,392	307,852
Pool 778766, 4.00%, 01/15/2042	687,263	706,890
Pool 778847, 4.00%, 02/15/2042	213,534	218,729
Pool AF3781, 4.00%, 09/15/2043	1,094,093	1,120,711
Pool AG8734, 4.00%, 12/15/2043	490,827	504,267
Pool G2 BH0074, 4.00%, 06/20/2048	2,284,487	2,343,580
Pool G2 BI3170, 4.00%, 07/20/2048	1,774,848	1,820,758
Pool 717198, 4.50%, 06/15/2039	313,089	327,613
Pool 714594, 4.50%, 07/15/2039	180,979	188,659
Pool 720208, 4.50%, 07/15/2039	421,395	443,065
Pool 726402, 4.50%, 10/15/2039	35,996	37,402
Pool 728954, 4.50%, 12/15/2039	412,121	430,918
Pool 729017, 4.50%, 01/15/2040	523,841	551,733

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool 737051, 4.50%, 03/15/2040	$287,960	$299,238
Pool 737222, 4.50%, 05/15/2040	306,800	319,739
Pool 698160, 4.50%, 07/15/2040	316,832	329,198
Pool 748456, 4.50%, 08/15/2040	491,839	512,509
Pool 738152, 4.50%, 04/15/2041	581,225	608,166
Pool 762882, 4.50%, 04/15/2041	110,519	114,845
Pool 738267, 4.50%, 05/15/2041	315,994	328,324
Pool 763543, 4.50%, 05/15/2041	92,701	96,327
Pool 738397, 4.50%, 06/15/2041	835,093	878,585
Pool 770396, 4.50%, 06/15/2041	273,873	284,560
Pool 2783417, 4.50%, 08/20/2041	4,422,636	4,691,913
Pool G2 BH0075, 4.50%, 06/20/2048	2,430,263	2,538,070
Pool 688624, 5.00%, 05/15/2038	144,580	151,592
Pool 411105, 5.00%, 01/15/2039	103,868	108,984
Pool 439079, 5.00%, 02/15/2039	215,270	228,780
Pool 646728, 5.00%, 03/15/2039	83,187	87,285
Pool 646750, 5.00%, 04/15/2039	135,915	142,609
Pool 646777, 5.00%, 05/15/2039	39,501	41,447
Pool 720288, 5.00%, 08/15/2039	99,576	104,409
Pool 722944, 5.00%, 08/15/2039	97,926	102,688
Pool 723006, 5.00%, 10/15/2039	375,783	395,151
Pool 726403, 5.00%, 10/15/2039	226,771	242,122
Pool 737055, 5.00%, 03/15/2040	211,216	221,494
Pool 658393, 5.00%, 06/15/2040	428,838	451,085
Pool 2783418, 5.00%, 06/20/2040	3,018,439	3,132,456
Pool 684677, 5.50%, 03/15/2038	117,757	126,771
Pool 684802, 5.50%, 04/15/2038	188,388	202,810
Pool 2688636, 5.50%, 05/20/2038	356,482	378,408
Pool 690974, 5.50%, 06/15/2038	45,439	48,918
Pool 2691179, 5.50%, 06/20/2038	87,359	92,747
Pool 693574, 5.50%, 07/15/2038	73,806	79,456
Pool 2409120, 5.50%, 07/20/2038	213,120	226,256
Pool 2700671, 5.50%, 10/20/2038	202,064	214,514
Pool 411116, 5.50%, 01/15/2039	167,127	179,923
Pool 2684988, 6.00%, 03/20/2038	103,076	110,441
Pool 688626, 6.00%, 05/15/2038	118,482	128,368
Pool 2688637, 6.00%, 05/20/2038	94,747	101,512
Pool 2693900, 6.00%, 07/20/2038	153,510	164,457
Pool 696513, 6.00%, 08/15/2038	38,806	42,044
Pool 2696843, 6.00%, 08/20/2038	144,296	154,607
Pool 699255, 6.00%, 09/15/2038	284,231	307,946
Pool 2698997, 6.00%, 09/20/2038	116,968	125,328
Pool 705999, 6.00%, 01/15/2039	96,891	104,976
Pool 2706407, 6.00%, 01/20/2039	68,968	73,886
Pool 582048, 6.50%, 01/15/2032	24,398	26,804
Pool 2696844, 6.50%, 08/20/2038	179,205	193,654
Pool 2706408, 6.50%, 01/20/2039	44,013	44,448
Pool 530199, 7.00%, 03/20/2031	48,843	49,507
		45,927,106

HUD - 0.43%
Pool 2011-A, 2.05%, 08/01/2019	800,000	795,669
Pool 2011-A, 3.30%, 08/01/2019	5,718,000	5,751,976
Pool 0614, 5.51%, 08/01/2020	780,000	790,123
Pool 0620, 5.77%, 08/01/2026	1,090,000	1,106,324
		8,444,092

Small Business Administration - 3.14%
Pool C-Mai Enterprises, 1.21%, 10/15/2038 (c)	53,777	55,429
Pool Gentleden, 1.22%, 04/10/2023 (c)	145,170	145,490
Pool American, 1.25%, 08/30/2022 (c)	682,832	703,865
Pool Cleburne, 1.25%, 08/30/2022 (c)	469,852	484,471
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	86,775	87,096
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	53,119	53,138
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (c)	283,994	292,720
Pool Chicago Taxi Parts, 1.50%, 04/29/2034 (c)	258,795	264,066
Pool 3046316007, 2.05%, 12/03/2032 (c)	212,794	211,061
Pool 509670, 2.25%,(VAR Prime Rate by Country+-2.000%), 04/25/2025	547,402	547,956
Pool 509678, 2.25%,(VAR Prime Rate by Country+-2.000%), 05/25/2025	1,428,932	1,434,882
Pool 507253, 2.25%,(VAR Prime Rate by Country+-2.750%), 05/25/2030	40,426	39,820

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool 509417, 2.25%,(VAR Prime Rate by Country+-2.000%), 10/25/2038	$636,003	$626,321
Pool 509661, 2.25%,(VAR Prime Rate by Country+-2.000%), 03/25/2040	2,978,581	2,975,059
Pool 509688, 2.25%,(VAR Prime Rate by Country+-2.000%), 08/25/2040	4,364,960	4,360,868
Pool 509760, 2.25%,(VAR Prime Rate by Country+-2.000%), 11/25/2040	2,358,574	2,337,350
Pool 508901, 2.35%,(VAR Prime Rate by Country+-2.650%), 07/25/2020	37,112	36,880
Pool 508206, 2.35%,(VAR Prime Rate by Country+-2.650%), 09/25/2032	17,753	17,552
Pool 508298, 2.35%,(VAR Prime Rate by Country+-2.650%), 01/25/2033	224,179	221,638
Pool 508506, 2.38%,(VAR Prime Rate by Country+-2.625%), 06/25/2033	259,853	257,936
Pool 508716, 2.57%,(VAR Prime Rate by Country+-2.430%), 06/25/2034	376,553	375,949
Pool 508890, 2.65%,(VAR Prime Rate by Country+-2.355%), 06/25/2020	46,011	45,795
Pool Premie, 2.99%, 08/29/2038 (c)	685,009	759,007
Pool 509347, 3.00%,(VAR Prime Rate by Country+-2.000%), 11/25/2022	186,063	184,435
Pool 509392, 3.00%,(VAR Prime Rate by Country+-2.000%), 07/25/2023	556,735	552,135
Pool 509409, 3.00%,(VAR Prime Rate by Country+-2.000%), 09/25/2023	733,806	733,806
Pool 509596, 3.00%,(VAR Prime Rate by Country+-2.000%), 11/25/2024	688,910	689,397
Pool 509748, 3.00%,(VAR Prime Rate by Country+-2.000%), 09/25/2025	2,839,614	2,844,051
Pool 509133, 3.00%,(VAR Prime Rate by Country+-2.000%), 09/25/2036	693,884	690,648
Pool 509348, 3.00%,(VAR Prime Rate by Country+-2.000%), 02/25/2038	495,139	486,015
Pool 509350, 3.00%,(VAR Prime Rate by Country+-2.000%), 03/25/2038	1,034,060	1,022,094
Pool 509391, 3.00%,(VAR Prime Rate by Country+-2.000%), 06/25/2038	1,103,672	1,098,525
Pool 509460, 3.00%,(VAR Prime Rate by Country+-2.000%), 01/25/2039	1,657,575	1,648,303
Pool 509491, 3.00%,(VAR Prime Rate by Country+-2.000%), 02/25/2039	2,101,331	2,067,095
Pool 509541, 3.00%,(VAR Prime Rate by Country+-2.000%), 08/25/2039	443,528	432,439
Pool 509573, 3.00%,(VAR Prime Rate by Country+-2.000%), 09/25/2039	2,676,303	2,668,386
Pool 509575, 3.00%,(VAR Prime Rate by Country+-2.000%), 10/25/2039	1,252,272	1,221,012
Pool 509735, 3.00%,(VAR Prime Rate by Country+-2.000%), 09/25/2040	3,111,343	3,078,523
Pool Animal, 3.23%, 06/04/2023 (c)	238,041	250,904
Pool 509977, 3.40%,(VAR Prime Rate by Country+-1.600%), 03/25/2042	350,354	359,660
Pool Econolodge, 3.47%, 09/11/2037 (c)	808,789	910,209
Pool 510004, 3.75%,(VAR Prime Rate by Country+-1.250%), 05/25/2042	672,285	698,278
Pool 509793, 3.86%,(VAR Prime Rate by Country+-1.144%), 01/25/2041	1,639,585	1,695,859
Pool 522158, 4.16%,(VAR Prime Rate by Country+0.918%), 01/25/2027	1,074,233	1,152,115
Pool Schatz, 4.21%, 10/04/2023 (c)	20,542	22,404
Pool 522156, 4.24%,(VAR Prime Rate by Country+0.992%), 05/25/2040	723,725	794,062
Pool 510051, 4.25%,(VAR Prime Rate by Country+-0.750%), 07/25/2042	426,242	454,481
Pool 509010, 4.33%,(VAR Prime Rate by Country+-0.675%), 01/25/2036	93,056	95,764
Pool Knights Inn, 4.61%, 08/27/2035	636,424	720,330
Pool Valeri, 4.74%, 11/15/2023 (c)	47,440	52,116
Pool 509900, 4.83%,(VAR Prime Rate by Country+-0.098%), 03/25/2042	4,219,254	4,571,298
Pool 510047, 4.83%,(VAR Prime Rate by Country+-0.171%), 09/25/2042	909,722	989,606

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Pool 522124, 4.84%,(VAR Prime Rate by Country+-0.147%), 02/25/2040	$763,733	$808,221
Pool 522305, 5.19%,(VAR Prime Rate by Country+0.190%), 11/25/2028	474,065	506,805
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	42,769	44,330
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	47,246	49,067
Pool 509967, 5.40%,(VAR Prime Rate by Country+0.402%), 03/25/2032	311,831	338,434
Pool 522053, 5.54%,(VAR Prime Rate by Country+0.563%), 05/25/2026	187,639	198,017
Pool 522440, 5.57%,(VAR Prime Rate by Country+0.580%), 07/25/2029	724,416	788,876
Pool 521984, 5.58%,(VAR Prime Rate by Country+0.604%), 10/25/2038	300,355	324,308
Pool 509647, 5.61%,(VAR Prime Rate by Country+0.605%), 12/25/2026	412,684	436,026
Pool 522194, 5.66%,(VAR Prime Rate by Country+0.656%), 09/25/2040	234,673	258,507
Pool 521967, 5.68%,(VAR Prime Rate by Country+0.683%), 06/25/2038	1,266,287	1,360,467
Pool 521884, 5.73%,(VAR Prime Rate by Country+0.749%), 08/25/2037	268,731	287,962
Pool 522423, 5.81%,(VAR Prime Rate by Country+0.809%), 12/25/2028	749,865	818,524
Pool 522371, 5.81%,(VAR Prime Rate by Country+0.802%), 10/25/2029	216,621	237,742
Pool 521919, 5.81%,(VAR Prime Rate by Country+0.806%), 12/25/2037	141,126	152,548
Pool 510056, 5.83%,(VAR Prime Rate by Country+0.829%), 08/25/2042	268,636	303,979
Pool 522125, 5.86%,(VAR Prime Rate by Country+0.856%), 10/25/2026	214,986	230,102
Pool 522029, 5.86%,(VAR Prime Rate by Country+0.865%), 02/25/2039	61,705	67,123
Pool 521860, 5.87%,(VAR Prime Rate by Country+0.833%), 03/25/2037	354,494	378,120
Pool 522328, 5.89%,(VAR Prime Rate by Country+0.893%), 05/25/2029	80,508	88,282
Pool 522268, 5.90%,(VAR Prime Rate by Country+0.898%), 01/25/2029	1,923,294	2,093,385
Pool 521970, 5.90%,(VAR Prime Rate by Country+0.893%), 07/25/2038	660,878	724,901
Pool 522020, 5.95%,(VAR Prime Rate by Country+0.957%), 02/25/2026	198,436	210,156
Pool 522387, 5.96%,(VAR Prime Rate by Country+0.956%), 01/25/2030	366,117	405,246
Pool 522317, 5.98%,(VAR Prime Rate by Country+0.979%), 03/25/2029	833,947	914,996
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	168,035	172,196
Pool 522282, 6.14%,(VAR Prime Rate by Country+1.135%), 09/25/2028	323,853	354,518
Pool 522327, 6.18%,(VAR Prime Rate by Country+1.185%), 05/25/2029	1,189,219	1,306,655
Pool 522150, 6.23%,(VAR Prime Rate by Country+1.237%), 02/25/2026	70,784	76,402
		62,454,194

Small Business Administration Participation Certificates - 0.04%
Pool 2012-10C, 1.24%, 05/01/2022	141,554	138,403
Pool 2016-20L, 2.81%, 12/01/2036	458,063	444,786
Pool 2009-10D, 3.19%, 07/01/2019	22,995	23,066
Pool 2010-20E, 4.11%, 05/01/2030	184,019	189,471
Pool 2008-20C, 5.49%, 03/01/2028	13,868	14,647
Pool 2008-20E, 5.49%, 05/01/2028	43,959	46,405
		856,778

Small Business Investment Company - 0.03%
Pool 2013-10A, 2.35%, 03/10/2023	646,234	632,119

U.S. Treasury Bills - 2.29%
Pool USGN, 1.89%, 09/06/2018 (d)	20,000,000	19,997,894
Pool USGN, 1.91%, 09/20/2018 (d)	25,500,000	25,478,325
		45,476,219

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
USDA Loan - 0.83%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	$664,906	$694,604
Pool Ryze, 6.75%, 06/25/2038	13,988,205	15,728,337
		16,422,941
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,539,906,129)		1,496,783,448

MUNICIPAL BONDS - 17.94%
Arkansas - 0.05%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	120,000	118,457
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	424,864
3.40%, 11/01/2020	450,000	450,432
		993,753

California - 1.62%
Alameda County
4.00%, 08/01/2023	2,545,000	2,644,840
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	793,601
2.79%, 08/01/2036	4,830,000	4,725,914
Los Angeles
2.50%, 09/01/2022	3,945,000	3,859,827
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	668,800
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	991,290
2.13%, 09/01/2020	400,000	394,532
2.50%, 09/01/2021	415,000	408,597
2.75%, 09/01/2022	500,000	492,390
3.50%, 09/01/2027	250,000	245,920
3.75%, 09/01/2031	605,000	595,332
Napa Community Redevelopment Agency
5.60%, 09/01/2018	90,000	90,008
Oakland
2.00%, 01/15/2021	615,000	600,295
3.00%, 01/15/2025	2,960,000	2,897,811
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	740,711
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,484,964
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	170,424
San Francisco City & County Redevelopment Agency
2.19%, 08/01/2019	1,260,000	1,251,697
2.38%, 08/01/2022	2,500,000	2,417,900
2.53%, 08/01/2020	1,480,000	1,464,179
3.13%, 08/01/2024	1,850,000	1,798,459
3.63%, 08/01/2026	575,000	567,329
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	979,620
2.15%, 11/01/2021	500,000	485,390
2.40%, 11/01/2022	500,000	483,920
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	977,536
		32,231,286

Colorado - 0.40%
Colorado Housing & Finance Authority
2.50%, 05/01/2019	310,000	309,997
2.65%, 11/01/2019	300,000	299,997
3.15%, 11/01/2022	360,000	360,414
Colorado State Educational & Cultural Facilities Authority
1.77%, 02/01/2019	500,000	498,220
2.12%, 02/01/2020	740,000	731,586
2.38%, 02/01/2021	100,000	98,309

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Colorado State Housing & Finance Authority
3.00%, 08/01/2047	$598,980	$583,029
3.40%, 11/01/2045	2,886,640	2,849,749
3.85%, 07/01/2057	2,215,340	2,205,814
		7,937,115

Delaware - 0.67%
Delaware State Housing Authority
2.65%, 11/01/2041	5,050,000	4,852,646
3.48%, 07/01/2048	8,347,412	8,368,865
		13,221,511

District of Columbia - 0.28%
District of Columbia Housing Finance Agency
3.25%, 03/01/2049	4,396,565	4,264,185
3.88%, 06/15/2045	1,230,044	1,243,574
		5,507,759

Florida - 0.60%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,906,195	2,781,635
2.80%, 07/01/2041	617,345	590,922
2.80%, 07/01/2041	1,946,507	1,875,421
3.13%, 07/01/2037	5,952,970	5,789,918
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	922,642	890,912
		11,928,808

Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	379,755

Hawaii - 0.01%
City & County of Honolulu Hawaii
2.97%, 09/01/2022	300,000	299,907

Illinois - 1.01%
Illinois State Housing Development Authority
1.60%, 08/01/2034 (e) (f)	2,200,000	2,200,000
2.42%, 07/01/2020	235,000	231,632
2.62%, 07/01/2021	685,000	670,266
2.63%, 03/01/2048	3,040,707	2,890,952
2.70%, 01/01/2020	440,000	437,554
2.77%, 01/01/2022	1,090,000	1,069,748
2.80%, 07/01/2020	380,000	377,116
2.81%, 02/01/2021	300,000	296,484
2.91%, 07/01/2022	1,265,000	1,240,117
3.05%, 07/01/2021	340,000	336,624
3.06%, 01/01/2023	775,000	763,359
3.16%, 07/01/2023	885,000	870,557
3.20%, 12/01/2043	1,030,324	1,008,997
3.26%, 01/01/2024	910,000	901,410
3.27%, 07/01/2022	335,000	332,668
3.37%, 01/01/2023	170,000	169,536
3.37%, 07/01/2024	950,000	940,937
3.52%, 01/01/2025	770,000	766,573
3.62%, 01/01/2025	195,000	195,168
3.62%, 07/01/2025	170,000	169,476
4.00%, 02/01/2034	3,355,000	3,387,812
4.18%, 08/01/2029	840,000	841,378
		20,098,364

Indiana - 0.00%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	50,000	50,158

Iowa - 0.15%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	540,937
2.05%, 06/01/2024	845,000	792,813
2.25%, 06/01/2025	690,000	647,662
2.25%, 06/01/2025	235,000	220,580

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
Hawkeye Community College
2.60%, 06/01/2022	$245,000	$244,997
Iowa State Finance Authority
2.30%, 09/01/2040	534,988	511,176
		2,958,165

Kentucky - 0.98%
Kentucky Housing Corp.
3.50%, 01/01/2040	2,335,000	2,337,779
Kentucky State Housing Corp.
2.39%, 01/01/2020	340,000	337,389
2.54%, 07/01/2020	230,000	227,790
2.55%, 07/01/2020	1,435,000	1,421,597
2.88%, 01/01/2022	300,000	296,505
2.93%, 07/01/2022	335,000	330,551
3.00%, 11/01/2041	6,065,000	5,895,665
3.38%, 01/01/2025	165,000	163,541
3.50%, 07/01/2031	750,000	713,880
3.86%, 01/01/2034	130,000	124,845
4.00%, 07/01/2037	3,125,000	3,181,594
4.25%, 07/01/2033	1,315,000	1,339,367
4.27%, 01/01/2028	3,000,000	3,015,540
		19,386,043

Louisiana - 0.15%
Louisiana State Housing Corp.
2.10%, 12/01/2038	3,182,887	3,012,825

Maryland - 0.48%
Maryland State Community Development Administration
1.59%, 12/01/2040 (e) (f)	100,000	100,000
2.36%, 09/01/2018	150,000	150,000
2.49%, 03/01/2019	450,000	449,383
2.86%, 09/01/2040	500,000	493,195
3.35%, 03/01/2023	705,000	708,800
3.50%, 09/01/2047	3,505,000	3,500,198
3.95%, 11/01/2058	1,260,000	1,243,318
4.00%, 09/01/2025	2,120,000	2,145,822
4.42%, 09/01/2037	500,000	507,680
Montgomery County
4.60%, 05/01/2026	200,000	208,388
		9,506,784

Massachusetts - 0.99%
Massachusetts State Housing Finance Agency
1.66%, 12/01/2018	845,000	842,575
1.80%, 12/01/2019	200,000	197,242
2.06%, 12/01/2020	105,000	102,675
2.25%, 12/01/2021	250,000	242,517
2.30%, 06/01/2020	45,000	44,439
2.45%, 12/01/2022	250,000	240,940
2.55%, 06/01/2023	355,000	341,677
2.65%, 12/01/2023	250,000	240,335
2.80%, 06/01/2024	275,000	265,306
2.85%, 12/01/2020	410,000	407,876
2.90%, 12/01/2024	250,000	241,215
2.95%, 06/01/2021	220,000	218,392
2.95%, 06/01/2025	250,000	240,897
3.00%, 12/01/2025	250,000	240,333
3.05%, 12/01/2021	420,000	416,405
3.15%, 06/01/2027	250,000	238,873
3.20%, 06/01/2022	300,000	297,693
3.25%, 12/01/2022	240,000	237,898
3.30%, 06/01/2023	225,000	222,921
3.35%, 12/01/2023	430,000	425,657
3.45%, 12/01/2050 (e)	1,150,000	1,149,264
3.85%, 12/01/2028	95,000	93,752
4.50%, 04/15/2054	3,873,140	3,932,205
4.55%, 12/01/2035	500,000	503,560
4.71%, 12/01/2037	1,305,000	1,324,236
4.75%, 12/01/2045	3,490,000	3,526,819
5.00%, 12/01/2055	3,165,000	3,229,155

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
6.87%, 12/01/2030	$210,000	$216,346
		19,681,203

Michigan - 0.39%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	392,380
2.67%, 04/01/2020	275,000	274,255
2.77%, 10/01/2020	255,000	254,095
3.03%, 04/01/2021	435,000	434,417
3.13%, 10/01/2021	445,000	444,942
3.28%, 04/01/2022	450,000	452,803
3.38%, 10/01/2022	385,000	388,215
3.53%, 04/01/2023	465,000	472,114
3.63%, 10/01/2023	450,000	458,730
3.74%, 10/01/2033	2,595,000	2,519,278
4.33%, 10/01/2029	1,640,000	1,690,430
		7,781,659

Minnesota - 0.03%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	480,831	459,982
3.80%, 07/01/2031	100,000	98,638
5.76%, 01/01/2037	25,000	25,088
		583,708

Mississippi - 0.09%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	143,668
Mississippi State Home Corp.
3.05%, 12/01/2034	1,635,564	1,606,189
		1,749,857

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	310,000	297,442
2.65%, 11/01/2041	190,000	182,303
		479,745

New Hampshire - 0.10%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	940,000	928,147
3.75%, 07/01/2034	550,000	552,722
4.00%, 07/01/2035	575,000	580,900
		2,061,769

New Jersey - 1.74%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	325,364
2.01%, 11/01/2018	1,470,000	1,468,221
2.17%, 11/01/2020	385,000	376,657
2.30%, 05/01/2019	1,245,000	1,240,095
2.35%, 11/01/2019	2,050,000	2,033,579
2.49%, 11/01/2021	430,000	419,508
2.65%, 11/01/2020	1,010,000	998,042
2.70%, 05/01/2019	360,000	359,510
2.74%, 11/01/2022	300,000	292,425
2.78%, 05/01/2021	1,000,000	988,440
2.88%, 11/01/2021	615,000	607,177
2.93%, 11/01/2023	365,000	354,645
2.99%, 11/01/2019	100,000	99,924
3.03%, 05/01/2022	1,000,000	989,830
3.05%, 05/01/2020	390,000	389,551
3.23%, 11/01/2024	360,000	353,513
3.27%, 11/01/2020	100,000	100,092
3.35%, 11/01/2020	395,000	396,051
3.37%, 11/01/2025	385,000	377,720
3.42%, 05/01/2023	2,850,000	2,847,891
3.45%, 05/01/2021	405,000	407,134
3.55%, 11/01/2021	425,000	428,017
3.57%, 11/01/2021	70,000	70,531
3.57%, 11/01/2026	435,000	427,775
3.62%, 11/01/2027	695,000	678,264
3.65%, 05/01/2022	430,000	434,687
3.72%, 11/01/2022	125,000	126,056

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
3.72%, 11/01/2028	$285,000	$278,556
3.80%, 11/01/2022	450,000	455,256
3.90%, 05/01/2023	460,000	469,057
4.00%, 11/01/2023	475,000	485,360
4.10%, 05/01/2024	485,000	499,240
4.20%, 11/01/2024	505,000	519,781
4.22%, 11/01/2032	1,355,000	1,351,342
4.57%, 11/01/2027	900,000	918,396
4.63%, 11/01/2036	335,000	340,996
4.70%, 11/01/2037	500,000	511,260
4.87%, 11/01/2047	1,300,000	1,336,309
4.88%, 11/01/2029	2,500,000	2,589,900
4.89%, 11/01/2032	1,435,000	1,471,406
4.97%, 11/01/2051	345,000	356,399
5.00%, 11/01/2046	425,000	439,552
5.09%, 11/01/2043	4,785,000	4,890,366
		34,503,875

New Mexico - 0.31%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	602,632	575,375
2.60%, 09/01/2040	4,155,000	3,977,083
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,635,000	1,673,700
		6,226,158

New York - 4.62%
New York City Housing Development Corp.
1.31%, 11/01/2018	650,000	648,687
1.36%, 05/01/2019	1,535,000	1,521,922
1.46%, 11/01/2019	1,000,000	984,530
1.63%, 05/01/2020	2,250,000	2,203,403
1.69%, 05/01/2019	165,000	163,937
1.73%, 11/01/2020	1,230,000	1,197,110
1.83%, 02/01/2019	600,000	598,098
1.83%, 05/01/2021	1,830,000	1,770,251
1.93%, 11/01/2021	615,000	591,901
1.94%, 11/01/2019	290,000	287,065
1.98%, 08/01/2019	350,000	347,553
2.01%, 05/01/2019	1,270,000	1,264,476
2.04%, 11/01/2018	805,000	804,275
2.04%, 05/01/2022	500,000	479,200
2.11%, 02/01/2020	270,000	267,257
2.14%, 11/01/2022	100,000	95,440
2.20%, 05/01/2020	345,000	340,998
2.21%, 08/01/2020	100,000	98,634
2.26%, 11/01/2018	630,000	629,641
2.37%, 05/01/2024	500,000	472,045
2.43%, 05/01/2019	420,000	419,311
2.46%, 05/01/2021	500,000	491,630
2.47%, 02/01/2022	320,000	312,413
2.47%, 11/01/2024	135,000	127,263
2.56%, 11/01/2021	500,000	490,590
2.57%, 08/01/2022	370,000	361,368
2.59%, 11/01/2019	820,000	817,704
2.60%, 02/01/2023	300,000	291,060
2.62%, 05/01/2026	500,000	465,595
2.64%, 11/01/2021	750,000	737,625
2.70%, 08/01/2023	280,000	270,794
2.71%, 05/01/2022	250,000	245,292
2.74%, 05/01/2022	710,000	697,305
2.77%, 11/01/2021	1,295,000	1,279,952
2.77%, 11/01/2026	1,000,000	934,600
2.81%, 11/01/2022	300,000	294,024
2.82%, 05/01/2027	1,000,000	934,070
2.84%, 11/01/2022	1,000,000	981,160
2.85%, 02/01/2024	150,000	146,014
2.88%, 11/01/2021	180,000	178,600
2.89%, 05/01/2023	450,000	440,505
2.95%, 05/01/2022	1,610,000	1,592,886
2.95%, 08/01/2024	150,000	146,116
2.98%, 05/01/2023	1,245,000	1,223,412

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
2.99%, 11/01/2023	$270,000	$263,736
3.02%, 05/01/2022	255,000	253,256
3.02%, 11/01/2022	3,000,000	2,969,370
3.03%, 11/01/2023	500,000	489,290
3.03%, 02/01/2025	350,000	340,575
3.05%, 11/01/2022	705,000	697,485
3.08%, 08/01/2025	250,000	242,858
3.10%, 10/01/2046	8,306,528	8,091,638
3.11%, 02/01/2019	1,775,000	1,778,479
3.11%, 05/01/2023	1,525,000	1,507,173
3.12%, 05/01/2023	4,000,000	3,962,640
3.13%, 02/01/2026	475,000	460,940
3.16%, 11/01/2023	1,550,000	1,526,378
3.18%, 05/01/2024	1,070,000	1,054,410
3.18%, 08/01/2026	325,000	314,883
3.19%, 05/01/2024	535,000	527,531
3.23%, 11/01/2024	725,000	713,755
3.23%, 02/01/2027	400,000	390,840
3.26%, 11/01/2022	1,500,000	1,498,695
3.28%, 05/01/2025	1,060,000	1,041,842
3.28%, 08/01/2027	425,000	415,484
3.29%, 11/01/2024	1,065,000	1,052,113
3.31%, 11/01/2024	1,610,000	1,592,290
3.33%, 11/01/2025	750,000	736,447
3.33%, 02/01/2028	300,000	292,548
3.36%, 05/01/2023	2,150,000	2,152,214
3.36%, 05/01/2025	535,000	528,543
3.38%, 08/01/2028	525,000	511,508
3.43%, 02/01/2020	1,830,000	1,844,420
3.43%, 02/01/2029	400,000	388,888
3.46%, 11/01/2025	755,000	747,790
3.47%, 11/01/2023	995,000	998,890
3.48%, 08/01/2029	735,000	713,906
3.51%, 05/01/2026	1,025,000	1,015,396
3.56%, 11/01/2026	505,000	500,081
3.58%, 08/01/2020	1,215,000	1,228,997
3.61%, 11/01/2027	1,110,000	1,084,570
3.61%, 11/01/2027	240,000	238,380
3.70%, 11/01/2025	325,000	326,664
3.71%, 11/01/2028	395,000	390,284
3.81%, 11/01/2029	700,000	690,291
3.89%, 11/01/2029	995,000	988,552
4.97%, 05/01/2019	600,000	605,568
6.42%, 11/01/2039	2,050,000	2,091,164
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	936,430
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	754,531
New York State Housing Finance Agency
1.54%, 11/01/2041 (e)	1,000,000	1,000,000
1.57%, 05/15/2037 (e) (f)	2,100,000	2,100,000
4.90%, 08/15/2025 (f)	185,000	185,296
5.05%, 08/15/2039 (f)	1,235,000	1,236,013
New York State Mortgage Agency
1.85%, 10/01/2018	930,000	929,423
3.07%, 04/01/2023	490,000	483,096
3.40%, 10/01/2022	1,815,000	1,819,175
3.87%, 10/01/2025	4,355,000	4,394,587
		91,745,025

North Carolina - 0.25%
North Carolina State Housing Finance Agency
2.57%, 01/01/2019	415,350	414,980
2.81%, 07/01/2035	3,595,000	3,514,400
3.41%, 07/01/2022	280,000	280,585
4.01%, 01/01/2026	745,000	754,410
		4,964,375

Ohio - 0.33%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	6,120,187	5,941,661

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
3.25%, 03/01/2046	$609,307	$598,894
		6,540,555

Oregon - 0.04%
Oregon State
3.89%, 05/01/2037	205,000	206,767
State of Oregon
2.87%, 05/01/2021	320,000	320,410
3.09%, 05/01/2023	370,000	370,851
		898,028

Pennsylvania - 0.11%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	490,860
4.01%, 06/01/2033	900,000	916,641
5.41%, 06/01/2022	500,000	531,300
6.39%, 06/01/2024	225,000	248,841
		2,187,642

Rhode Island - 0.27%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	210,827
2.45%, 10/01/2021	125,000	122,309
2.60%, 04/01/2022	335,000	328,695
2.70%, 10/01/2022	245,000	240,100
2.93%, 10/01/2023	110,000	107,877
3.03%, 04/01/2024	200,000	196,648
3.13%, 10/01/2024	245,000	241,286
3.17%, 04/01/2025	385,000	379,055
3.27%, 10/01/2025	490,000	483,547
3.39%, 04/01/2026	505,000	500,026
3.44%, 10/01/2026	510,000	504,772
3.49%, 04/01/2027	520,000	515,221
3.77%, 10/01/2027	1,000,000	1,003,410
4.07%, 10/01/2032	500,000	501,785
		5,335,558

South Carolina - 0.14%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	2,415,000	2,366,773
4.00%, 07/01/2034	370,000	373,374
		2,740,147

South Dakota - 0.07%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	1,095,000	1,093,719
3.80%, 05/01/2031	210,000	210,092
		1,303,811

Tennessee - 0.03%
Tennessee State Housing Development Agency
3.50%, 07/01/2031	640,000	641,325

Texas - 0.65%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	481,175
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	3,735,000	3,641,177
Texas State Department of Housing & Community Affairs
1.99%, 09/01/2036 (e)	2,500,000	2,500,000
3.10%, 09/01/2047	1,465,427	1,415,940
3.18%, 03/01/2039	3,075,000	2,989,084
Texas State Woman's University
1.73%, 07/01/2019	280,000	277,494
2.36%, 07/01/2021	290,000	282,396
University of North Texas
3.86%, 04/15/2032	1,250,000	1,253,650
		12,840,916

Utah - 0.26%
Utah State Housing Corp.
2.05%, 01/01/2043	1,488,000	1,402,247

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount	Value
2.20%, 07/01/2041	$1,615,000	$1,536,672
2.69%, 01/01/2048	1,931,000	1,868,532
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	101,635
4.40%, 05/01/2019	200,000	203,660
		5,112,746

Virginia - 0.83%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	526,705
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	499,675
3.10%, 06/25/2041	6,856,362	6,685,090
3.25%, 08/25/2042	175,205	171,698
3.40%, 12/01/2026	500,000	494,600
3.57%, 10/01/2026	2,000,000	2,010,500
4.25%, 10/25/2043	1,048,523	1,085,735
4.30%, 12/25/2043	2,072,481	2,146,759
5.50%, 06/25/2034	1,454,412	1,458,601
5.50%, 03/25/2036	1,361,064	1,366,413
		16,445,776

Washington - 0.20%
King County Housing Authority
6.38%, 12/31/2046	3,580,000	3,616,552
Washington State Housing Finance Commission
2.25%, 01/15/2037 (e)	275,000	275,000
		3,891,552

West Virginia - 0.05%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	244,463
2.05%, 11/01/2020	325,000	315,718
2.30%, 11/01/2021	500,000	481,050
		1,041,231
TOTAL MUNICIPAL BONDS (Cost $361,587,141)		356,268,894

ASSET-BACKED SECURITIES - 4.25%
FREED Trust
3.61%, 07/18/2024 (g)	5,939,178	5,932,476
Invitation Homes Trust
2.96%, VAR LIBOR USD 1 Month+0.900%, 06/17/2037 (g)	3,479,751	3,475,523
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (g)	1,246,329	1,238,408
4.01%, 06/22/2043 (g)	3,232,006	3,242,510
4.20%, 02/22/2044 (g)	3,797,078	3,807,048
Oportun Funding IV
3.28%, 11/08/2021 (g)	6,500,000	6,491,892
Oportun Funding IX
3.91%, 07/08/2024 (g)	10,150,000	10,156,834
Oportun Funding VI
3.23%, 06/08/2023 (g)	8,000,000	7,875,566
Oportun Funding VII
3.22%, 10/10/2023 (g)	7,400,000	7,299,260
Oportun Funding VIII
3.61%, 03/08/2024 (g)	29,040,000	28,918,317
TES
4.12%, 02/20/2048 (g)	1,645,646	1,611,143
4.33%, 10/20/2047 (g)	4,159,307	4,119,034
Tesla Auto Lease Trust
2.32%, 12/20/2019 (g)	268,141	267,336
TOTAL ASSET-BACKED SECURITIES (Cost $84,831,357)		84,435,347

CORPORATE BONDS - 1.59%
Apple
3.00%, 06/20/2027	4,845,000	4,652,732
Bank of America
3.50%, (VAR ICE LIBOR USD 3 Month+0.630%), 05/17/2022	13,550,000	13,574,600

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal
	Amount/Shares	Value
Local Initiatives Support Corp.
3.01%, 03/01/2022	$2,760,000	$2,723,646
Reinvestment Fund
3.29%, 02/15/2021	105,000	104,961
3.38%, 02/15/2022	425,000	424,771
3.48%, 02/15/2023	2,450,000	2,448,334
Salvation Army
2.79%, 09/01/2019	1,465,000	1,464,374
5.50%, 09/01/2018	1,375,000	1,375,000
5.64%, 09/01/2026	4,400,000	4,812,369
TOTAL CORPORATE BONDS (Cost $31,317,229)		31,580,787

CERTIFICATES OF DEPOSIT - 0.01%
Self Help
0.87%, 12/31/2049	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $250,000)		250,000

SHORT TERM INVESTMENT - 1.61%
First American Government Obligations Fund, Class X, 1.84% (h)	31,865,399	31,865,399
TOTAL SHORT TERM INVESTMENT (Cost $31,865,399)		31,865,399
Total Investments (Cost $2,049,757,255) - 100.76%		2,001,183,875
Liabilities in Excess of Other Assets, Net - (0.76)%		(15,003,457)
NET ASSETS - 100.00%		$1,986,180,418

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2018 is $10,608,143, which represents 0.53% of total net assets.
(b)	Level 3 security in accordance with fair level hierarchy.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(f)	Security is subject to Alternative Minimum Tax.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. The security may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2018, these securities amounted to $84,435,347, which represents 4.25% of total net assets.
(h)	The rate shown is the 7-day effective yield as of August 31, 2018.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$-	$1,486,175,305	$10,608,143		$1,496,783,448
Municipal Bonds	-	356,268,894	-		356,268,894
Asset-Backed Securities	-	84,435,347	-		84,435,347
Corporate Bonds	-	31,580,787	-		31,580,787
Certificates of Deposit	-	250,000	-		250,000
Short-Term Investment	31,865,399	-	-		31,865,399
Total Investments in Securities	$31,865,399	$1,958,710,333	$10,608,143	*	$2,001,183,875

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$13,274,204
Accrued discounts/premiums	(1,136)
Realized gain/(loss)	(2,960)
Change in appreciation/(depreciation)	(54,480)
Purchases	(2,518,750)
Sales	(86,820)
Amortization sold	(1,915)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2018	$10,608,143
Change in unrealized losses included in earnings related to securities still held at reporting date	$(22,424)

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2018 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$9,692,276	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 2.99 - 7.18 years (5.08 year average maturity). The remaining FHA securities have a lockout range 3.59 - 6.30 years (4.56 year average lockout) and remaining maturity term range 28.68 - 32.02 years (29.85 year average maturity range).
			Remaining Average Life	0.30-6.9299 (3.20) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+221 - N+235 (N+231)
			Offered Quotes variance to Mark	-0.01% - 2.17% (0.78%)
U.S. Government & Agency Obligations - Small Business Administration	$221,263	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	0.74 - 4.31 (2.52) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N+18 - N+139 (N+79)
			Offered Quotes variance to Mark	Utilize dealer indications
U.S. Government & Agency Obligations - USDA Loan	$694,604	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	2.74 years
			Coupon	5.28%
			Spread to Benchmark	N+60
			Offered Quotes variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2018, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Shares/Principal Amount	Value
COMMON STOCK - 39.53%
Consumer Discretionary - 3.23%
AMC Entertainment Holdings (a)	10,000	$190,500
Cedar Fair (a) (b) (c)	6,000	318,840
New York Times	4,000	93,200
Six Flags Entertainment (a)	8,503	574,378
		1,176,918
Consumer Staples - 1.32%
B&G Foods	15,000	479,250

Energy - 9.46%
Andeavor Logistics (a) (b)	7,917	384,608
Crestwood Equity Partners (a) (b)	23,500	883,600
Enterprise Products Partners (b) (c)	33,000	943,800
Enviva Partners (b)	7,251	232,032
ONEOK (a)	1,500	98,865
Scorpio Tankers (a)	70,000	134,400
Targa Resources	14,000	770,980
		3,448,285
Financials – 7.39%
Blackstone Mortgage Trust (a) (d)	15,000	510,900
Corporate Capital Trust	2,815	46,560
FS Investment Corp. (c)	78,894	603,539
Starwood Property Trust (d)	51,900	1,143,357
Tiptree	60,000	390,000
		2,694,356
Health Care - 0.42%
Gilead Sciences	2,000	151,460
Industrials - 2.93%
Aircastle	50,000	1,046,000
Brink's	300	22,530
		1,068,530
Information Technology - 1.85%
Dell Technologies, Cl V (c) (e)	7,000	673,190

Materials - 1.68%
International Paper (c)	12,000	613,680

Real Estate – 5.19%
Independence Realty Trust (a) (c) (d)	125,000	1,291,250
WP Carey (d)	9,000	599,220
		1,890,470
Telecommunication Services - 2.72%
AT&T	31,000	990,140

Utilities - 3.34%
NRG Yield	10,000	198,500
Pattern Energy Group (a)	50,000	1,019,000
		1,217,500
TOTAL COMMON STOCK
(Cost $13,067,288)		14,403,779

MUNICIPAL BONDS - 32.50%
Arizona - 0.06%
Pima County Industrial Development Authority
7.50%, 12/15/2018(c)	$20,000	19,953

California - 3.87%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029(c)	150,000	176,407
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031(c)	290,000	330,829
Sacramento County Public Financing Authority
6.58%, 12/01/2038(c)	250,000	322,393
San Diego County Regional Airport Authority
5.59%, 07/01/2043(c)	250,000	275,745
Tuolumne Wind Project Authority
6.92%, 01/01/2034(c)	250,000	305,480
		1,410,854

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — continued
Florida - 6.03%
Hollywood Beach Community Development District I
6.13%, 10/01/2039(c)	$220,000	$249,962
6.25%, 10/01/2045(c)	745,000	849,509
Miami-Dade County
7.50%, 04/01/2040(c)	500,000	656,290
Orlando Community Redevelopment Agency
7.78%, 09/01/2040(c)	405,000	441,203
		2,196,964

Georgia - 1.18%
Atlanta Development Authority
5.35%, 01/01/2035(c)	400,000	429,416

Illinois - 1.35%
Bedford Park Village
6.57%, 12/01/2030(c)	445,000	490,697

Louisiana - 1.55%
New Orleans Public Improvement
6.05%, 12/01/2038(c)	500,000	564,850

Maryland - 2.03%
Baltimore
5.38%, 09/01/2025(c)	230,000	234,172
5.38%, 09/01/2030(c)	500,000	505,285
		739,457

Massachusetts - 0.04%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	15,000	15,206

Missouri - 1.04%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040(c)	365,000	378,914

Nevada - 2.56%
Washoe County
7.97%, 02/01/2040	675,000	933,086

New Jersey - 1.75%
New Jersey State Economic Development Authority
3.29%, 07/01/2019	100,000	100,045
6.31%, 07/01/2026(c)	495,000	538,976
		639,021

Ohio - 1.30%
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030(c)	230,000	233,995
7.08%, 12/01/2040(c)	235,000	240,974
		474,969

Oklahoma - 0.34%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041(c)	120,000	125,144

South Carolina - 1.22%
Myrtle Beach
5.90%, 06/01/2039(c)	400,000	445,268

Texas - 4.04%
Austin
5.75%, 11/15/2042(c)	300,000	320,655
5.75%, 11/15/2042(c)	750,000	809,160
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033(c)	330,000	341,157
		1,470,972

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — continued
Washington - 0.60%
King County Housing Authority
6.38%, 12/31/2046(c)	$215,000	$217,195

West Virginia - 2.13%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2019(c)	550,000	563,398
8.25%, 03/01/2035(c)	195,000	213,036
		776,434

Wisconsin - 1.41%
Green Bay Redevelopment Authority
5.90%, 06/01/2037(c)	475,000	513,822

TOTAL MUNICIPAL BONDS
(Cost $11,558,738)		11,842,222

CORPORATE BONDS - 15.79%
Bank of America
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100,000	100,181
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	1,200,000	1,230,480
Cooperatieve Rabobank UA
11.00%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049(f)	500,000	529,375
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+4.075%, 03/26/2166	600,000	600,750
6.50%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049	750,000	771,563
JPMorgan Chase
5.81%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,200,000	1,209,000
Salvation Army
5.68%, 09/01/2031	100,000	111,847
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049	1,200,000	1,201,500

TOTAL CORPORATE BONDS
(Cost $5,856,813)		5,754,696

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.27%
FGLMC Single Family - 0.02%
Pool FHR 2106 S, 5.99%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	44,582	6,330

FHA Project Loans - 6.11%
Pool A35272, 5.00%, 06/01/2035(g) (h)	227,354	226,323
Pool Robin Ridge, 5.75%, 01/01/2035(g) (h)	106,253	105,579
Pool 023-98146, 6.51%, 07/01/2047(g) (h)	1,830,385	1,896,746
		2,228,648

FNMA Multifamily - 1.02%
Pool 464296, 5.86%, 01/01/2028(c)	332,610	370,391

GNMA Multifamily - 1.42%
Pool 2010-68, 4.50%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	753,974	120,409
Pool 699710, 5.43%, 07/15/2044(c)	393,744	397,682
		518,091

Small Business Administration - 0.11%
Pool 2008-20C, 5.49%, 03/01/2028	36,652	38,710

USDA Loan - 4.59%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047(g) (h)	801,269	847,502
Pool Ryze, 6.75%, 06/25/2038	734,580	825,962
		1,673,464
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,913,889)		4,835,634

ASSET-BACKED SECURITIES - 7.13%
FREED Trust
3.61%, 07/18/2024(f)	162,645	162,462

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — continued
4.56%, 07/18/2024(f)	$100,000	$100,256
HASC
2.45%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	235,000	224,875
Mosaic Solar Loan Trust
3.82%, 06/22/2043(f)	120,612	119,846
4.01%, 06/22/2043(f)	138,515	138,964
Oportun Funding IV
3.28%, 11/08/2021(f)	250,000	249,688
Oportun Funding IX
4.50%, 07/08/2024(f)	350,000	349,863
Oportun Funding VII
4.26%, 10/10/2023(f)	340,000	338,699
Oportun Funding VIII
4.45%, 03/08/2024(f)	375,000	375,296
TES
4.12%, 02/20/2048(f)	244,161	239,042
4.33%, 10/20/2047(c) (f)	300,970	298,056
TOTAL ASSET-BACKED SECURITIES
(Cost $2,520,964)		2,597,047

PREFERRED STOCK - 5.88%
Energy - 2.87%
Scorpio Tankers, 06/01/2019(a)	13,073	329,832
Targa Resources Partners, VAR ICE LIBOR USD 1 Month+7.710%, (b) (c)	26,320	714,851
		1,044,683
Financials - 0.78%
Chimera Investment, VAR ICE LIBOR USD 3 Month+5.791%, (d)	10,981	285,725

Industrials - 2.23%
Seaspan Corp., 04/30/2019(a)	32,000	812,800

TOTAL PREFERRED STOCK
(Cost $2,080,009)		2,143,208

CLOSED-END FUNDS – 3.95%
Eaton Vance Limited Duration Income Fund (c)	26,400	335,808
PGIM Global Short Duration High Yield Fund (c)	80,000	1,104,000

TOTAL CLOSED-END FUNDS
(Cost $1,511,179)		1,439,808

	Number of Warrants
WARRANTS - 0.22%
Matlin and Partners Acquisition Corp., Strike Price $5.75, 05/28/21 (e)	100,000	80,000
TOTAL WARRANTS
(Cost $79,000)		80,000

SHORT-TERM INVESTMENT - 4.93%
Money Market Fund - 4.93%
First American Government Obligations Fund, Cl Z, 1.80% (i)	1,798,192	1,798,192
TOTAL SHORT-TERM INVESTMENT
(Cost $1,798,192)		1,798,192

Total Investments (Cost $43,386,072) - 123.20%		$44,894,586
Liabilities in Excess of Other Assets, Net - (23.20)%		(8,452,905)
NET ASSETS - 100.00%		$36,441,681

COMMON STOCK SOLD SHORT - (3.48)%
Consumer Staples - (0.68)%
Procter & Gamble	(3,000)	$(248,850)

Industrials - (0.77)%
Middleby Corp. (e)	(2,300)	(279,542)

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Shares	Value
COMMON STOCK — continued
Materials - (2.03)%
International Flavors & Fragrances	(3,000)	$(390,870)
Louisiana-Pacific Corp.	(12,000)	(349,920)
		(740,790)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $1,218,405)		(1,269,182)

EXCHANGE TRADED FUNDS SOLD SHORT - (1.33)%
iShares MSCI Australia Fund	(15,000)	(337,350)
SPDR S&P Dividend Fund	(1,500)	(147,405)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $470,999)		(484,755)

Total Securities Sold Short
(Proceeds $1,689,404)		$(1,753,937)

	Contracts
PURCHASED OPTIONS - 0.27% (e) (j)

TOTAL PURCHASED OPTIONS
(Cost $175,518)	1,558	$99,148
WRITTEN OPTIONS - (0.24)% (e) (j)

TOTAL WRITTEN OPTIONS
(Premiums Received $79,387)	(1,016)	(85,913)

A list of the open futures contracts held by the Fund August 31, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBT Mini DJIA	(5)	Sep-2018	$(628,198)	$(649,700)	$(21,502)
CBT 10-Year DSF	(22)	Sep-2018	(2,094,006)	(2,112,000)	(17,994)
CBT 5-Year DSF	(67)	Sep-2018	(6,474,629)	(6,499,523)	(24,894)
Russell 2000 Index E-MINI	(7)	Sep-2018	(586,705)	(609,210)	(22,505)
S&P 500 Index E-MINI	(15)	Sep-2018	(2,086,951)	(2,176,500)	(89,549)
U.S. 10-Year Treasury Notes	(40)	Sep-2018	(4,782,963)	(4,815,625)	(32,662)
U.S. 2-Year Treasury Notes	(1)	Sep-2018	(211,794)	(211,656)	138
U.S. 5-Year Treasury Notes	(8)	Sep-2018	(906,729)	(909,000)	(2,271)
U.S. Long Treasury Bond	(16)	Sep-2018	(2,292,335)	(2,319,500)	(27,165)
			$(20,064,310)	$(20,302,714)	$(238,404)

A list of the open options contracts held by the Fund at August 31, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.27%
Put Options
Caterpillar
Expires 09/22/2018, Strike Price $130.00	50	$694,250	$2,250
CBS Corp.
Expires 09/22/2018, Strike Price $50.00	20	106,040	560
Energy Select Sector SPDR Fund
Expires 10/20/2018, Strike Price $74.00	25	186,100	3,025

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Contracts	Notional Amount	Value
Invesco QQQ Trust Series 1
Expires 11/17/2018, Strike Price $180.00	30	$559,950	$9,900
iShares iBoxx High Yield Corporate Bond ETF
Expires 10/20/2018, Strike Price $86.00	50	431,800	3,750
iShares JP Morgan USD Emerging Markets Bond ETF
Expires 10/20/2018, Strike Price $107.00	40	424,400	7,200
iShares Russell 2000 ETF
Expires 09/22/2018, Strike Price $169.00	20	346,040	1,360
iShares U.S. Real Estate ETF
Expires 10/20/2018, Strike Price $83.00	90	748,620	14,670
PG&E Corp.
Expires 10/20/2018, Strike Price $42.00	25	115,450	2,750
SPDR Dow Jones Industrial Average ETF Trust
Expires 09/22/2018, Strike Price $252.00	30	779,550	2,280
SPDR S&P 500 ETF Trust
Expires 11/17/2018, Strike Price $282.00	30	870,930	10,500
Tesla
Expires 09/22/2018, Strike Price $300.00	8	241,328	10,368
Call Options
Deutsche Bank
Expires 01/19/2019, Strike Price $12.00	100	112,600	6,400
Facebook
Expires 09/22/2018, Strike Price $180.00	30	527,190	6,570
iShares MSCI Mexico ETF
Expires 09/22/2018, Strike Price $52.00	30	151,020	1,350
Expires 09/22/2018, Strike Price $53.00	30	151,020	780
Scorpio Tankers
Expires 10/20/2018, Strike Price $3.00	435	83,520	2,175
Seaspan Corp.
Expires 11/17/2018, Strike Price $10.00	250	230,500	8,750
SPDR Gold Shares
Expires 09/22/2018, Strike Price $125.00	120	1,362,120	240
Under Armour
Expires 09/22/2018, Strike Price $20.00	30	61,350	2,820
Expires 09/22/2018, Strike Price $22.50	50	102,250	600

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Contracts	Notional Amount	Value
Wynn Resorts
Expires 09/22/2018, Strike Price $165.00	15	$222,510	$450
Expires 09/22/2018, Strike Price $175.00	50	741,700	400
			—
TOTAL PURCHASED OPTIONS
(Cost $175,518)			99,148
WRITTEN OPTIONS - (0.24)%
Put Options
Caterpillar
Expires 09/22/2018, Strike Price $125.00	(50)	(694,250)	(750)
Energy Select Sector SPDR Fund
Expires 10/20/2018, Strike Price $69.00	(25)	(186,100)	(500)
iShares iBoxx High Yield Corporate Bond ETF
Expires 10/20/2018, Strike Price $83.00	(50)	(431,800)	(650)
iShares JP Morgan USD Emerging Markets Bond ETF
Expires 10/20/2018, Strike Price $104.00	(40)	(424,400)	(2,280)
iShares U.S. Real Estate ETF
Expires 10/20/2018, Strike Price $78.00	(90)	(748,620)	(3,150)
Tesla
Expires 09/22/2018, Strike Price $250.00	(8)	(241,328)	(2,008)
Call Options
AMC Entertainment Holdings
Expires 09/22/2018, Strike Price $19.00	(40)	(76,200)	(2,480)
Andeavor Logistics
Expires 09/22/2018, Strike Price $47.50	(35)	(170,030)	(5,425)
Expires 09/22/2018, Strike Price $50.00	(25)	(121,450)	(700)
Blackstone Mortgage Trust
Expires 09/22/2018, Strike Price $30.00	(8)	(27,248)	(4,400)
Cedar Fair
Expires 09/22/2018, Strike Price $55.00	(30)	(159,420)	(720)
Crestwood Equity Partners
Expires 09/22/2018, Strike Price $40.00	(40)	(150,400)	(600)
Facebook
Expires 09/22/2018, Strike Price $190.00	(30)	(527,190)	(1,290)
Independence Realty Trust
Expires 09/22/2018, Strike Price $10.00	(150)	(154,950)	(9,750)

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

	Contracts	Notional Amount	Value
ONEOK
Expires 09/22/2018, Strike Price $67.50	(15)	$(98,865)	$(600)
Pattern Energy Group
Expires 09/22/2018, Strike Price $20.00	(250)	(509,500)	(17,500)
Six Flags Entertainment Corp.
Expires 09/22/2018, Strike Price $67.50	(10)	(67,550)	(1,350)
Expires 09/22/2018, Strike Price $70.00	(10)	–	(410)
Targa Resources Corp.
Expires 09/22/2018, Strike Price $52.50	(110)	(605,770)	(31,350)
			—
TOTAL WRITTEN OPTIONS
(Premiums Received $79,387)			$(85,913)

(a)	Underlying security for a written/purchased option.
(b)	Security considered to be a Master Limited Partnership. At August 31, 2018, these securities amounted to $3,477,731 or 9.54% of total net assets.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	REIT - Real Estate Investment Trust.
(e)	Non-income producing security.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2018, these securities amounted to $2,901,547, which represents 7.96% of total net assets.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2018 is $3,076,150, which represents 8.44% of total net assets.
(i)	The rate shown is the 7-day effective yield as of August 31, 2018.
(j)	Refer to table below for details on Options Contracts.

CBT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

DSF — Deliverable Swap Future

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2018:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$14,403,779	$-	$-		$14,403,779
Municipal Bonds	-	11,842,222	-		11,842,222
Corporate Bonds	-	5,754,696	-		5,754,696
U.S. Government & Agency Obligations	-	1,759,484	3,076,150		4,835,634
Asset-Backed Securities	-	2,597,047	-		2,597,047
Preferred Stock	1,813,376	329,832	-		2,143,208
Closed-End Funds	1,439,808	-	-		1,439,808
Warrants	-	80,000	-		80,000
Short-Term Investment	1,798,192	-	-		1,798,192
Total Assets	$19,455,155	$22,363,281	$3,076,150	*	$44,894,586

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(1,269,182)	$-	$-	$(1,269,182)
Exchange Traded Funds	(484,755)	-	-	(484,755)
Total Liabilities	$(1,753,937)	$-	$-	$(1,753,937)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$99,148	$-	$-	$99,148
Written Options	(85,913)	-	-	(85,913)
Futures**
Unrealized Appreciation	138	-	-	138
Unrealized Depreciation	(238,542)	-	-	(238,542)
Total Other Financial Instruments	$(225,169)	$-	$-	$(225,169)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$3,097,093
Accrued discounts/premiums	(398)
Realized gain/(loss)	(362)
Change in appreciation/(depreciation)	(5,970)
Purchases	-
Sales	(14,205)
Amortization sold	(8)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2018	$3,076,150
Change in unrealized losses included in earnings related to securities still held at reporting date	$(5,970)

For the period ended August 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

CCM Alternative Income Fund

Schedule of Investments August 31, 2018 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$2,228,648	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 7.18 - 16.35 years (11.76 year average maturity). 1 has a remaining maturity term of 28.85 years, a remaining Lockout period of 3.78 years (Lockout ending 6/12/2022), and 1% prepay penalty to maturity (2047).
			Average Life	0.31 years - 4.56 years (1.72 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+232 - N+235 (N+234)
			Offered Quotes Variance to Mark	0.36% - 1.06% (0.77%)
U.S. Government & Agency Obligations - USDA Loan	$847,502	Matrix Pricing	Structure	40 year term (No Prepayment Penalty)
			Coupon	5.95%
			Spread to Benchmark	219/N/8.5CPR
			Offered Quotes Variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2018, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes

President/Principal Executive Officer
Date: October 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 18, 2018

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: October 18, 2018